--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter.....................................................     1
GENERATION FUNDS:
Investment Review......................................................     3
Portfolios of Investments:
  Aetna Ascent Fund....................................................     9
  Aetna Crossroads Fund................................................    15
  Aetna Legacy Fund....................................................    22
Statements of Assets and Liabilities...................................    29
Statements of Operations...............................................    31
Statements of Changes in Net Assets....................................    32
Notes to Financial Statements..........................................    38
Financial Highlights...................................................    44

                               PRESIDENT'S LETTER

Dear Fellow Shareholder,

Thank you for investing in the Aetna Series Fund, Inc. With nearly 9,000 mutual funds available in today's market, we appreciate your confidence in us.

A brief review of the economy over the past six months lends some interesting insights into the performance of financial markets. The U.S. economy grew at an astonishing annualized rate of 7.3% in the fourth quarter of 1999 and 5.4% in the first quarter of 2000, as measured by real Gross Domestic Product. The pace of this wealth-induced growth, combined with other inflation concerns, has led the Federal Reserve to raise the Federal Funds rate by 0.75% since November to its current 6.00%, and the end is not yet in sight. Still, consumers remained confident about the economy, and economic statistics continued to show strength.

Equity markets experienced significant volatility but ended positively despite rising interest rates. Often extreme, this volatility plagued all facets of the stock market during the first four months of 2000, but was most noticeable in the technology sector. Domestic bonds produced positive returns despite interest rate increases by the Federal Reserve, and short-term interest rates moved higher than long-term interest rates.

The Fund and its advisor, Aeltus Investment Management, Inc., strive to continuously improve its products and services. Here are some highlights of our recent efforts:

  o AETNA PRINCIPAL PROTECTION FUND II enjoyed a successful offering, as investors committed nearly $130 million to the fund; AETNA PRINCIPAL PROTECTION FUND III is in its offering period until May 30, 2000. These innovative total-return funds offer investors downside protection -- while providing investors the opportunity for upside market potential.

  o On December 22, 1999, Aeltus announced the acquisition of a minority equity interest in ELIJAH ASSET MANAGEMENT, LLC (EAM), headquartered in San Francisco. EAM is known as a skilled manager of specialized growth and technology funds.

  o AETNA TECHNOLOGY FUND was launched on March 1, 2000. Sub-advised by EAM, this fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the technology sector.

  o Your Board of Directors considered and agreed to submit to you a proposal (proxy) to LIQUIDATE FOUR FUNDS: Aetna Mid Cap Fund, Aetna Real Estate Securities Fund, Aetna High Yield Fund and Aetna Index Plus Bond Fund. Proxy materials will be mailed to those of you in these funds on or about May 30, 2000, with a proposed liquidation date on or before September 1, 2000.

  o On March 31, five of our funds were recognized by Morningstar, Inc. with four and five star ratings.

This is merely a sample of some of the ways we have set out to fulfill our commitment to bringing you our best in products and services. Again, we very much appreciate and value your continued confidence in our funds and in Aeltus.

Sincerely,

/s/ J. Scott Fox

J. Scott Fox
President
Aetna Series Fund, Inc.

A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

                                                               Aetna Ascent Fund
                                                               Growth of $10,000

[LINE CHART PLOT POINTS]

                    Aetna Ascent         Russell 3000          Ascent Composite
                    Fund (Class I)           Index                 Index
Jan-95                 10,000               10,000                10,000
                       10,286               10,901                10,572
                       11,010               11,927                11,221
                       11,850               13,001                11,811
Dec-95                 12,362               13,680                12,293
                       12,766               14,428                12,655
                       13,350               15,030                13,043
                       14,024               15,473                13,429
Oct-96                 14,114               15,757                13,592
                       15,510               17,587                14,558
                       15,337               15,802                13,472
                       17,744               18,961                15,325
Oct-97                 17,868               18,578                15,283
                       18,225               19,778                15,800
                       19,822               22,462                16,890
                       18,930               22,238                16,335
Oct-98                 17,528               21,642                15,960
                       19,184               25,254                17,009
                       19,792               26,393                17,642
                       20,185               26,374                17,747
Oct-99                 19,922               27,002                17,751
                       21,190               28,371                18,528
Apr-00                 22,124               29,789                19,269

[END PLOT POINTS]


                                                           Aetna Crossroads Fund
                                                               Growth of $10,000

[LINE CHART PLOT POINTS]

                Aetna Crossroads Fund     Salomon Broad     Crossroads Composite
                      (Class I)            Index                    Index
Jan-95                 10,000               10,000                10,000
                       10,289               10,506                10,562
                       10,930               11,150                11,182
                       11,670               11,362                11,662
Dec-95                 12,105               11,855                12,122
                       12,428               11,649                12,354
                       12,875               11,706                12,659
                       13,444               11,924                13,002
Oct-96                 13,566               12,192                13,179
                       14,566               12,331                13,901
                       14,492               12,255                13,100
                       16,318               12,857                14,572
Oct-97                 16,504               13,119                14,629
                       16,919               13,487                15,069
                       18,075               13,600                15,888
                       17,495               13,872                15,573
Oct-98                 16,360               14,352                15,472
                       17,599               14,583                16,281
                       18,044               14,457                16,706
                       18,185               14,219                16,741
Oct-99                 18,047               14,422                16,806
                       18,769               14,315                17,330
Apr-00                 19,593               14,626                17,934

[END OF PLOT POINTS]
                                                      See Definition of Terms. 3

                                                               Aetna Legacy Fund
                                                               Growth of $10,000

[LINE CHART PLOT POINTS]

                Aetna Legacy Fund     Salomon Broad        Legacy Composite
                   (Class I)            Index                    Index
Jan-95                 10,000               10,000                10,000
                       10,303               10,506                10,551
                       10,870               11,150                11,143
                       11,489               11,362                11,513
Dec-95                 11,889               11,855                11,953
                       12,102               11,649                12,059
                       12,471               11,706                12,283
                       12,863               11,924                12,584
Oct-96                 13,019               12,192                12,776
                       13,728               12,331                13,270
                       13,678               12,255                12,735
                       15,020               12,857                13,851
Oct-97                 15,095               13,119                13,993
                       15,427               13,487                14,364
                       16,251               13,600                14,932
                       16,050               13,872                14,814
Oct-98                 15,474               14,352                14,967
                       16,379               14,583                15,551
                       16,664               14,457                15,784
                       16,726               14,219                15,754
Oct-99                 16,711               14,422                15,874
                       17,112               14,315                16,169
Apr-00                 17,886               14,626                16,644

[END OF PLOT POINTS]

-----------------------------------------------------------------------------------------------------------------------
                               Average Annual Total Returns
                           for the period ended April 30, 2000*
-----------------------------------------------------------------------------------------------------------------------
                           Ascent                        Crossroads                            Legacy
                  -----------------------------------------------------------------------------------------------------
                  1 Year  5 Year  Inception        1 Year  5 Year  Inception            1 Year  5 Year  Inception
-----------------------------------------------------------------------------------------------------------------------
Class I            11.79%  16.08%   16.10%          8.56%   13.35%   13.47%              7.33%   11.32%   11.55%
-----------------------------------------------------------------------------------------------------------------------
Class A:
      POP (1)       5.21%  14.17%   14.26%          2.10%   11.46%   11.65%              0.87%    9.49%    9.76%
      NAV (2)      11.62%  15.53%   15.54%          8.30%   12.79%   12.90%              7.04%   10.79%   10.99%
-----------------------------------------------------------------------------------------------------------------------
Class B:
      w/CDSC (3)    5.74%  14.70%   14.85%          2.51%   11.97%   12.23%              1.20%    9.94%   10.31%
      NAV          10.74%  14.93%   14.95%          7.51%   12.22%   12.34%              6.20%   10.21%   10.44%
-----------------------------------------------------------------------------------------------------------------------
Class C:
      w/CDSC (4)    9.74%  14.93%   14.95%          6.51%   12.22%   12.34%              5.20%   10.22%   10.44%
      NAV          10.74%  14.93%   14.95%          7.51%   12.22%   12.34%              6.20%   10.22%   10.44%
-----------------------------------------------------------------------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/95), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Ascent Fund has added the Russell 3000 Index as the primary benchmark. Ascent is the most aggressive of the Generation Funds with a larger allocation to equities. The Russell 3000 Index is a broad-based equity index which includes large cap, mid cap, small cap and REIT securities which are reflective of the domestic equity allocation of the Fund. The Crossroads Fund and Legacy Fund have added the Salomon Smith Barney Broad Investment Grade Bond (Salomon Broad) Index as the primary benchmark. Crossroads and Legacy are the more conservative of the Generation Funds with a larger allocation to fixed income securities. The Salomon Broad Index is a broad-based bond index which is reflective of the domestic bond allocation of the Funds.

The secondary benchmarks for the Funds are the composite benchmarks which are made up of seven asset class indices. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Funds.

4 See Definition of Terms.

                             AETNA GENERATION FUNDS

HOW DID THE FUNDS PERFORM DURING THE PERIOD?

For the six month period ended April 30, 2000, the performance for the Generation Funds (Ascent, Crossroads and Legacy) and their respective benchmarks and composite indices are listed below:

                          FUND RETURN                            BENCHMARK INDEX    COMPOSITE INDEX
GENERATION FUNDS            CLASS I     BENCHMARK INDEX               RETURN             RETURN
Ascent                    11.06%        Russell 3000 Index (a)        10.32%             8.55%
Crossroads                 8.56%        Salomon Broad Index (b)        1.41%             6.71%
Legacy                     7.02%        Salomon Broad Index (b)        1.41%             4.85%

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUNDS?

Serving as a backdrop for each of the Generation Funds' performance are the returns for the various indices for each of the asset classes among which the Generation Funds allocate investments for the six month period ended April 30, 2000. The Composite Indices are comprised of the seven stock and bond indices (listed below) in weights that correspond to the particular benchmark weights for each fund:

ASSET CLASS                   BENCHMARK INDEX                INDEX RETURN
Large Company Stocks          S&P 500 Index (c)                  7.20%
Small/Mid Company Stocks      Russell 2500 Index (d)            22.00%
International Stocks          MSCI EAFE Index (e)                6.84%
Real Estate Stocks            NAREIT Equity Index (f)           10.91%
Domestic Bonds                Salomon Broad Index (b)            1.41%
International Bonds           S.B. Non-U.S. WGBI Index (g)      -6.86%
Cash Equivalents              U.S. 90 Day T-Bill (h)             2.66%

The economy expanded at a 7.3% annual pace in the fourth quarter of 1999 and continued to grow at a healthy pace of 5.4% in the first quarter of 2000, as measured by real Gross Domestic Product. This wealth-induced growth, combined with inflation concerns (increased labor costs, high oil prices, continued tight labor markets and strong National Association of Purchasing Management prices paid index results) has led to a gradual tightening strategy by the Federal Open Market Committee of the Federal Reserve Bank (the "Fed"). Since November, the Federal Funds rate was increased 75 basis points to 6.00%, and the end of the tightening is not yet in sight. (One basis point is equal to one hundredth of a percent, or 0.01%.) Despite the three rate hikes by the Fed, consumers continued to be confident about the economy and economic statistics continued to show strength.

Over the past six months, equity markets experienced significant volatility but ended up advancing despite the rise in interest rates. Equity performance for the period was led by small and mid cap stocks as measured by the Russell 2500 Index, which returned 22.00%. Large cap stocks, as measured by the Standard and Poors (S&P) 500 Index, came in considerably behind the Russell 2500 Index, returning 7.20%.

After strong performance during the last two months of 1999, volatility plagued large, mid and small cap stocks during the first four months of 2000. For those four months, small and mid cap stocks ended in positive territory, posting a gain of 4.18%, but large cap stocks ended the same period with a negative 0.78% return. The NAREIT Equity REIT Index returned a respectable 9.28%, while international stocks, as measured by the Morgan Stanley Capital International-Europe, Australia and Far East Index, posted a loss of 5.29%.

Despite the volatility, year to date sales of mutual funds remain strong. During the first three months of 2000, Financial Research Corporation estimated that mutual funds received inflows of $68.1 billion, compared to $50.9 billion for the same period a year ago.

                                                      See Definition of Terms. 5

Domestic bonds, as measured by the Salomon Smith Barney Broad Investment-Grade Bond Index produced a total return of 1.41% during the six month period, despite the Fed's rate increases. The big story in Treasuries was not the change in yield levels as much as the violent change in the shape of the yield curve, from a positively sloped curve to an inverted one. (An inverted yield curve occurs when short-term interest rates are higher than long-term interest rates.) While 30-year bond yields declined 20 basis points, two-year bond yields increased 89 basis points. This inversion is due not solely to the lower supply of Treasuries in the long end (much of the Treasuries buyback program will be concentrated in the long end), but also reflects a Treasury market that expects the Fed to continue raising the Fed Funds rate in order to slow the economy.

There was little good news in spread products as swap spreads widened due to a myriad of factors. The reduction in government debt, high levels of private debt, increased volatility, the resurgence of leveraged buyout risk and talk of a loss of government support for government sponsored agencies, all contributed to drive spreads to levels not seen in ten years.

WHAT INVESTMENTS INFLUENCED THE FUNDS' PERFORMANCE OVER THE PAST SIX MONTHS?

The following exhibits show the progression of asset allocation for each of the three Generation Funds:

ASSET ALLOCATION:          % OF
                         NET ASSETS  NOTIONAL VALUE*  ECONOMIC EXPOSURE*
ASSET CLASS               04/30/00     OF FUTURES     04/30/00  10/31/99  BENCHMARK  RANGE
ASCENT
------
Large Cap Stocks             18%           --          18%      22%         35%      0-70%
Small/Mid Cap Stocks         22%            1%         23%      10%         20%      0-40%
International Stocks         21%            4%         25%      26%         20%      0-40%
International Bonds          --             1%          1%       1%          5%      0-10%
Real Estate Stocks            5%           --           5%      26%          5%      0-10%
Fixed Income                  9%           --           9%       8%         15%      0-30%
Cash Equivalents             25%           (6)%        19%       7%         --       0-30%
                         ---------------------------------------------------------
                            100%           --         100%     100%        100%
                         =========================================================
CROSSROADS
----------
Large Cap Stocks             24%           --          24%      16%         25%      0-50%
Small/Mid Cap Stocks         17%            1%         18%       8%         15%      0-30%
International Stocks         15%            3%         18%      20%         15%      0-30%
International Bonds           1%            1%          2%       2%          5%      0-10%
Real Estate Stocks            5%           --           5%      18%          5%      0-10%
Fixed Income                 23%           --          23%      27%         30%      0-60%
Cash Equivalents             15%           (5)%        10%       9%          5%      0-30%
                         ---------------------------------------------------------
                            100%           --         100%     100%        100%
                         =========================================================
LEGACY
------
Large Cap Stocks             14%           --          14%      11%         15%      0-30%
Small/Mid Cap Stocks         11%            1%         12%       5%         10%      0-20%
International Stocks         12%            2%         14%      16%         10%      0-20%
International Bonds           2%            2%          4%       4%          5%      0-10%
Real Estate Stocks            5%           --           5%      13%          5%      0-10%
Fixed Income                 34%           --          34%      47%         45%      0-90%
Cash Equivalents             22%           (5)%        17%       4%         10%      0-30%
                         ---------------------------------------------------------
                            100%           --         100%     100%        100%
                         =========================================================

* Notional value refers to the economic value at risk or the exposure to the financial instruments underlying the options and futures positions. Economic exposure reflects the Fund's exposure to both changes in the value of the portfolio of investments as well as the financial instruments underlying the options and futures positions.

6 See Definition of Terms.

Over the last six months, outperformance of the Funds relative to their customized benchmarks was largely due to positive stock selection in international and large cap equities. For example, Applied Materials and Cisco Systems, both large cap stocks, were up 126.7% and 87.4%, respectively. International stocks including Intershop Communications, a German company that develops software for Internet commerce, which was up 255%. Stock selection in mid, small and REIT stocks detracted slightly from performance over the period.

Asset allocation decisions also detracted from performance modestly in Ascent and Crossroads but positively impacted performance in Legacy. An overweight position in international equities helped both Ascent and Legacy. An underweight position in international bonds helped all three funds as this asset class performed poorly over the period. An underweight position in REITs detracted from performance in all three funds.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The impact of the five Fed interest rate hikes since June 1999 and the prospect of additional Fed intervention could weigh heavily on equity markets over the next few months. As investors, we are faced with these questions: when will the economy begin to slow, and what will be the impact on the equity markets? If the Fed has done its job correctly, the slowdown should be modest. Under these conditions, equity markets could continue to show strength, but perhaps at a slower pace and with a broader participation in the number of stocks than prior years. Many of the factors that have positively influenced the economy and the equity market are still intact. Those factors include low inflation, productivity improvements, technological advances and global economic strength. This strong foundation should continue to have a positive effect on the direction of the stock market.

On the bond side, we expect the yield curve to remain inverted until it appears likely that the Fed is nearing its goal. With spreads at historically wide levels, we are comfortable with an overweight position in totality across A- and above rated corporates and agencies, but expect to remain defensive and trend toward underweight positions in BBB-rated rated securities. While we don't think we will get back to historical averages any time soon due to some of the previously mentioned risk factors, we do think the risk/reward tradeoff is attractive at current levels.

The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of each Fund is subject to change.

                                                      See Definition of Terms. 7

DEFINITION OF TERMS

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 5.75%. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.

(a) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(b) Salomon Smith Barney Broad Investment-Grade Bond (Salomon Broad) Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues.

(c) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(d) The Russell 2500 Index consists of the smallest 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index. Each of these indices assumes reinvestment of all dividends and is unmanaged.

(e) The MSCI EAFE Index (Morgan Stanley Capital International-Europe, Australia and Far East) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. Performance is calculated on a total return basis, as reported by Frank Russell Company.

(f) The NAREIT Equity REIT Index is a market weighted total return of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System as reported by Frank Russell Company.

(g)  The Salomon Brothers Non-U.S. World Government Bond Index (S.B. Non-U.S.
     WGBI) serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia, Denmark, Italy, Belgium, Spain and Sweden.

(h) Three-month Treasury bills are backed by full faith and credit of the U.S. Government, short-term investments are equivalent to cash because their maturity is only three months.

The unmanaged indices described above are not available for individual investment.

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
ASCENT
--------------------------------------------------------------------------------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
COMMON STOCKS (65.3%)
UNITED STATES (44.4%)
AIR TRANSPORT (0.2%)
UAL Corp. + .............................        2,000       $   115,750
                                                             -----------
AUTO PARTS AND HARDWARE (0.1%)
Audiovox Corp. + ........................        1,500            51,469
                                                             -----------
AUTOMOTIVE (0.8%)
Dura Automotive Systems, Inc. + .........        2,500            40,625
General Motors Corp. + ..................        5,400           505,575
                                                             -----------
                                                                 546,200
                                                             -----------
BANKS AND THRIFTS (1.4%)
Astoria Financial Corp. .................        3,400            93,712
Chase Manhattan Corp. ...................        2,300           165,744
First United Bancshares, Inc. ...........        3,400            55,887
GBC Bancorp .............................        4,400           122,650
Golden State Bancorp, Inc. + ............        7,600           116,850
Hamilton Bancorp Inc. + .................        2,400            44,100
Hudson United Bancorp ...................        6,800           153,425
PFF Bancorp, Inc. .......................        2,500            35,156
Provident Bankshares Corp. ..............        9,555           142,728
UnionBanCal Corp. .......................        2,500            69,219
USBANCORP, Inc. .........................        2,200            11,963
                                                             -----------
                                                               1,011,434
                                                             -----------
BIOTECH AND MEDICAL PRODUCTS (1.1%)
Abgenix, Inc. + .........................          900            80,606
CuraGen Corporation + ...................        1,000            26,625
INAMED Corporation + ....................        4,100           169,638
Myriad Genetics,  Inc. + ................          600            38,625
Noven Pharmaceuticals, Inc. + ...........        7,100            83,425
PolyMedica Corp. + ......................        3,000           161,063
Varian, Inc. + ..........................        5,100           185,512
                                                             -----------
                                                                 745,494
                                                             -----------
COMMERCIAL SERVICES (0.6%)
Diamond Technology Partners
 Incorporated + .........................        1,000            79,125
Direct Focus, Inc. + ....................        3,400           111,350
Paychex, Inc. ...........................        4,100           215,763
                                                             -----------
                                                                 406,238
                                                             -----------
COMPUTERS (1.9%)
Apple Computer, Inc. + ..................        3,600           446,625
Harmonic Inc. + .........................          700            51,669
Hewlett Packard Co. .....................        2,100           283,500
Sun Microsystems, Inc. + ................        6,300           579,206
                                                             -----------
                                                               1,361,000
                                                             -----------
CONGLOMERATE AND AEROSPACE (1.4%)
Alliant Techsystems, Inc. + .............        1,300            90,513
Anixter International, Inc. + ...........        5,900           198,756
General Electric Co. ....................        3,400           534,650
Tenneco Automotive Inc. .................       15,200           134,900
                                                             -----------
                                                                 958,819
                                                             -----------
CONSUMER SERVICES (1.1%)
Aztar Corp. + ...........................        3,500            41,781

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
UNITED STATES (CONTINUED)
CONSUMER SERVICES (CONTINUED)
Host Marriott Corp. .....................        6,200       $    66,263
Isle of Capris Casinos, Inc. ............        6,800            94,350
Jack in the Box Inc. + ..................        3,900            95,550
Metris Companies, Inc. ..................        3,400           127,500
MGM Grand, Inc. + .......................        2,500            73,750
Papa John's International, Inc. + .......        3,400            93,500
Sonic Corp. + ...........................        2,400            66,750
Station Casinos, Inc. + .................        5,100           145,350
                                                             -----------
                                                                 804,794
                                                             -----------
CONSUMER SPECIALTIES (0.1%)
JAKKS Pacific, Inc. + ...................        4,000            73,500
                                                             -----------
DATA AND IMAGING SERVICES (3.8%)
Advanced Digital Information Corp. + ....        4,100           100,706
BEA Systems, Inc. + .....................        2,800           135,100
BroadVision, Inc. + .....................        1,100            48,331
Cisco Systems, Inc. + ...................        9,200           637,819
EMC Corp. + .............................        3,600           500,175
F.Y.I. Incorporated + ...................        5,100           136,744
In Focus Systems, Inc. + ................        6,400           191,600
MapInfo Corporation + ...................        1,200            35,550
Mercury Computer Systems, Inc. + ........        3,200           123,000
Microsoft Corp. + .......................        5,500           383,625
Netopia, Inc. + .........................          900            37,575
PSW Technologies, Inc. + ................        1,100            25,025
Puma Technology, Inc. + .................          900            27,563
QLogic Corp. + ..........................          900            90,281
SERENA Software, Inc. + .................        2,400            52,500
Siebel Systems, Inc. + ..................          500            61,437
Unify Corp. + ...........................        3,500            42,000
                                                             -----------
                                                               2,629,031
                                                             -----------
DISCRETIONARY RETAIL (2.4%)
American Eagle Outfitters, Inc. + .......        1,500            25,500
Costco Wholesale Corp. + ................        4,700           254,094
Finish Line, Inc. (The) + ...............       16,900           178,506
Genesco Inc. + ..........................        6,700            86,681
Home Depot, Inc. ........................        6,250           350,391
Michaels Stores, Inc. + .................        4,100           161,694
Neiman Marcus Group, Inc. (The) + .......        3,400            87,550
PC Connection,  Inc. + ..................        3,000           143,625
Sonic Automotive, Inc. + ................        8,500            94,562
Spiegel, Inc. + .........................        8,500            70,125
U.S. Wireless Corporation + .............        2,700            52,017
Wilsons The Leather Experts Inc. + ......        6,100            73,963
Zale Corp. + ............................        1,700            70,125
                                                             -----------
                                                               1,648,833
                                                             -----------
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Citigroup Inc. ..........................        4,200           249,638
                                                             -----------
DRUGS (1.3%)
Dura Pharmaceuticals, Inc. + ............        2,900            37,700
Pfizer, Inc. ............................        9,100           383,337

                                        See Notes to Portfolio of Investments. 9

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
ASCENT (CONTINUED)
--------------------------------------------------------------------------------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
UNITED STATES (CONTINUED)
DRUGS (CONTINUED)
Pharmacia Corporation ...................        2,700       $   134,831
Warner Lambert Co. ......................        3,100           352,819
                                                             -----------
                                                                 908,687
                                                             -----------
ELECTRIC UTILITIES (2.0%)
AES Corp. + .............................        3,700           332,769
Allegheny Energy, Inc. ..................        5,400           164,025
Calpine Corp. + .........................        1,700           155,550
Energy East Corp. .......................        8,500           177,437
NSTAR Corp...............................        4,400           193,875
RGS Energy Group Inc. ...................        8,700           204,450
Wisconsin Energy Corp. ..................        6,800           145,350
                                                             -----------
                                                               1,373,456
                                                             -----------
ELECTRICAL MACHINERY AND INSTRUMENTS (0.7%)
JDS Uniphase Corporation + ..............          700            72,581
Robotic Vision Systems, Inc. + ..........        5,100            76,181
Technitrol, Inc. ........................        3,400           231,200
Zomax Inc. + ............................        2,000            94,625
                                                             -----------
                                                                 474,587
                                                             -----------
ELECTRONIC MEDIA (0.5%)
Walt Disney Co. (The) + .................        7,400           320,513
                                                             -----------
FOOD AND BEVERAGE (0.3%)
Canandiagua Brands, Inc. + ..............        1,000            50,375
Pepsi Bottling Group, Inc. ..............        8,800           189,759
                                                             -----------
                                                                 240,134
                                                             -----------
FOREST PRODUCTS AND BUILDING MATERIALS (0.9%)
Johns Manville Corporation ..............       17,400           181,612
Pope & Talbot, Inc. .....................        6,800           144,075
U.S. Can Corporation + ..................        3,400            62,475
USG Corp. ...............................        5,200           217,100
                                                             -----------
                                                                 605,262
                                                             -----------
GAS UTILITIES (0.4%)
Energen Corp. ...........................        3,400            62,263
KeySpan Energy Corp. ....................        3,400            99,875
UGI Corporation .........................        5,100           104,231
                                                             -----------
                                                                 266,369
                                                             -----------
HEALTH SERVICES (0.5%)
Oxford Health Plans, Inc. + .............       10,800           205,200
UnitedHealth Group Incorporated .........        2,600           173,388
                                                             -----------
                                                                 378,588
                                                             -----------
HOUSING AND FURNISHINGS (0.1%)
Universal Electronics Inc. + ............        1,800            36,900
Windmere-Durable Holdings, Inc. + .......        2,500            40,156
                                                             -----------
                                                                  77,056
                                                             -----------
INSURANCE (0.6%)
AMBAC, Inc. .............................        2,500           120,000
Mony Group Inc. + .......................        3,400           105,187
Penn Treaty American Corporation + ......        8,100           123,019
RenaissanceRe Holdings Ltd. .............        1,400            51,450
                                                             -----------
                                                                 399,656
                                                             -----------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
UNITED STATES (CONTINUED)
INVESTMENT SERVICES (1.0%)
Affiliated Managers Group, Inc. + .......        1,700       $    68,213
Donaldson, Lufkin & Jenrette, Inc. ......        2,500           104,219
Lehman Brothers Holdings Inc. ...........        1,400           114,887
Morgan Stanley Dean Witter & Co. ........        3,300           253,275
Raymond James Financial, Inc. ...........        5,400           108,675
Tucker Anthony Sutro Corporation ........        5,400            90,450
                                                             -----------
                                                                 739,719
                                                             -----------
MAJOR TELECOMMUNICATIONS (1.2%)
Sprint PCS + ............................        8,800           484,000
U.S. WEST, Inc. .........................        4,600           327,462
                                                             -----------
                                                                 811,462
                                                             -----------
OIL (1.7%)
Anadarko Petroleum Corp. ................        1,500            65,156
Apache Corp. ............................        4,500           217,968
Burlington Resources, Inc. ..............        1,500            58,969
Chevron Corp. ...........................        3,000           255,375
Ocean Energy, Inc. + ....................       10,100           130,669
Penn Virginia Corp. .....................        8,100           145,800
Ultramar Diamond Shamrock Corp. .........        8,800           217,800
Vintage Petroleum, Inc. + ...............        6,800           135,150
                                                             -----------
                                                               1,226,887
                                                             -----------
OIL SERVICES (1.3%)
Atwood Oceanics, Inc. + .................        1,400            84,875
Helmerich & Payne, Inc. .................        6,800           212,925
Rowan Co., Inc. + .......................       10,900           304,518
Tosco Corp. .............................        5,500           176,344
Transocean Sedco Forex Inc. .............        2,500           117,500
                                                             -----------
                                                                 896,162
                                                             -----------
OTHER TELECOMMUNICATIONS (0.5%)
Aerial Communications, Inc. + ...........        2,000            88,375
LCC International, Inc. + ...............        3,400            83,088
Metricom, Inc. + ........................          800            22,450
Powertel, Inc. + ........................          700            47,075
Price Communications Corp. + ............        2,500            50,625
Telephone & Data Systems, Inc. ..........          500            51,000
                                                             -----------
                                                                 342,613
                                                             -----------
PRODUCER GOODS (0.7%)
Commercial Metals Co. ...................        2,700            79,313
Dover Corp. .............................        2,700           137,194
Millipore Corp. .........................        1,900           136,206
United Stationers, Inc. + ...............        4,700           156,862
                                                             -----------
                                                                 509,575
                                                             -----------
REAL ESTATE INVESTMENT TRUSTS (4.8%)
Alexandria Real Estate Equities, Inc. ...        1,000            32,000
AMB Property Corp. ......................        2,300            50,744
Apartment Investment & Management Co. ...        2,900           115,275
Archstone Communities Trust .............        2,600            56,225
Arden Realty Group, Inc. ................        1,800            40,050
Avalon Bay Communities, Inc. ............        1,673            65,456
Beacon Capital + > ......................        8,600           153,080

10  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
UNITED STATES (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Boston Properties, Inc. .................        6,200       $   216,225
Brandywine Realty Trust .................        1,300            22,588
BRE Properties, Inc. ....................        2,800            78,225
Capital Automotive REIT, Inc. ...........        2,500            34,844
CBL & Associates Properties, Inc. .......        2,100            49,219
Colonial Properties Trust ...............        2,000            49,875
Developers Diversified Realty Corp. .....        8,300           126,056
Duke-Weeks Realty Corp. .................        2,300            49,881
Eastgroup Properties, Inc. ..............          900            18,731
Equity Office Properties Trust ..........        7,200           195,750
Equity Residential Properties Trust .....        4,703           213,986
Essex Property Trust, Inc. ..............          900            34,763
First Industrial Realty Trust, Inc. .....          800            24,050
General Growth Properties, Inc. .........        3,200           105,200
Glimcher Realty Trust ...................        2,700            37,125
Health Care Property Investors, Inc. ....        1,600            44,600
Healthcare Realty Trust, Inc. ...........        1,273            22,914
Highwood Properties, Inc. ...............        1,800            40,837
Home Properties of New York, Inc. .......        1,700            47,600
Hospitality Properties Trust ............        2,300            51,175
Kimco Realty Corp. ......................        4,950           197,072
Koger Equity, Inc. ......................        1,600            28,000
Liberty Property Trust ..................        1,700            42,075
Mack-Cali Realty Corp. ..................        1,400            36,050
National Golf Properties, Inc. ..........          600            11,475
Pacific Gulf Properties, Inc. ...........          500            10,750
Pan Pacific Retail Properties, Inc. .....          900            17,100
Parkway Properties, Inc. ................          700            21,000
Post Properties, Inc. ...................        2,300            96,600
Prentiss Properties Trust ...............        3,900            92,625
ProLogis Trust ..........................        6,800           133,875
PS Business Parks, Inc. .................        2,800            62,300
Shurgard Storage Centers, Inc. ..........          600            15,713
Simon Property Group, Inc. ..............        5,200           131,950
SL Green Realty Corp. ...................        3,300            84,769
Spieker Properties, Inc. ................        3,700           163,956
Starwood Hotels & Resort Worldwide, Inc.         1,400            39,812
Summit Properties Inc. ..................        3,100            61,806
Vornado Realty Trust ....................        3,100           106,950
Weingarten Realty Investors .............          800            32,400
                                                             -----------
                                                               3,362,752
                                                             -----------
SEMICONDUCTORS AND ELECTRONICS (10.0%)
ADC Telecommunications, Inc. + ..........        1,400            85,050
Altera Corp. + ..........................          900            92,025
Applied Materials, Inc. + ...............        7,000           712,687
Applied Micro Circuits Corp. + ..........        1,400           180,425
Arrow Electronics, Inc. + ...............        3,400           148,963
AVX Corp. ...............................        2,700           263,081
California Amplifier, Inc. + ............        1,000            27,000
Cohu, Inc. ..............................        3,700           140,831

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
UNITED STATES (CONTINUED)
SEMICONDUCTORS AND ELECTRONICS (CONTINUED)
Credence Systems Corp. + ................        1,600       $   228,400
Digital Lightwave, Inc. + ...............        1,400            95,900
Elantec Semiconductor, Inc. + ...........        3,800           153,900
Integrated Electric Services Inc. + .....        4,400           211,475
Intel Corp. .............................        7,000           887,687
International Rectifier Corp. + .........        2,200           108,075
KEMET Corp. + ...........................        3,000           223,500
Kopin Corporation + .....................        2,500           193,594
Lam Research Corporation + ..............        1,500            68,813
LTX Corporation + .......................        4,100           187,575
MKS Instruments, Inc. + .................          700            32,900
Natural MicroSystems Corporation + ......        2,400           156,300
Novellus Systems, Inc. + ................        1,200            80,025
Photon Dynamics, Inc. + .................        1,700           125,800
PMC Sierra Inc. + .......................          800           153,500
Powerwave Technologies, Inc. + ..........          800           166,450
RF Micro Devices, Inc. + ................          600            62,438
SanDisk Corporation + ...................        1,100           100,788
Scientific-Atlanta, Inc. ................        4,200           273,262
SDL, Inc. + .............................          500            97,500
Silicon Storage Technology, Inc. + ......        1,700           165,750
Teradyne, Inc. + ........................        2,500           275,000
Texas Instruments, Inc. .................        3,900           635,212
Three-Five Systems, Inc. + ..............        1,700           147,900
TriQuint Semiconductor, Inc. + ..........        1,900           195,344
Vishay Intertechnology, Inc. + ..........        3,700           310,337
                                                             -----------
                                                               6,987,487
                                                             -----------
SPECIALTY CHEMICALS (0.3%)
Gentek, Inc. ............................        5,100            68,531
Georgia Gulf Corp. ......................        5,100           122,719
                                                             -----------
                                                                 191,250
                                                             -----------
SURFACE TRANSPORT (0.3%)
Arkansas Best Corp. + ...................        7,200            93,150
Roadway Express, Inc. ...................        1,000            23,500
Yellow Corp. + ..........................        6,100           116,281
                                                             -----------
                                                                 232,931
                                                             -----------
TEXTILES AND APPAREL (0.1%)
Guess?,  Inc. + .........................        2,400            66,000
                                                             -----------
TOTAL UNITED STATES COMMON STOCKS
 (COST $27,653,150)                                           31,013,346
                                                             -----------

FOREIGN COMMON STOCKS (20.9%)
BRAZIL (0.1%)
Embratel Participacoes S.A. (Other
 Telecommunications).....................        4,200            94,500
                                                             -----------
DENMARK (1.5%)
Novo-Nordisk A/S (Drugs) ................        1,400           188,230
Tele Danmark A/S (Other
 Telecommunications).....................        3,200           234,676

                                      See Notes to Portfolio of Investments.  11

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
ASCENT (CONTINUED)
--------------------------------------------------------------------------------

                                              NUMBER OF          MARKET
                                               SHARES             VALUE
                                             -----------     -------------
DENMARK (CONTINUED)
Vestas Wind Systems A/S (Producer
 Goods) +................................        1,800       $   602,823
                                                             -----------
TOTAL DENMARK                                                  1,025,729
                                                             -----------
FINLAND (2.2%)
Comptel Oyj (Computer and Computer
 Software Stores) + .....................       14,000           317,169
JOT Automation Group Oyj (Electrical
 Machinery and Instruments) .............       48,200           349,201
Nokia Corp., ADR (Semiconductors and
 Electronics)............................        9,000           511,875
Perlos Oyj (Semiconductors and
 Electronics) + .........................       10,000           371,355
                                                             -----------
TOTAL FINLAND                                                  1,549,600
                                                             -----------
FRANCE (1.8%)
Axa Financial, Inc. (Diversified
 Financial Services) ....................          400            59,453
Genset (Biotech and Medical Products) ...        5,500           156,750
Lagardere Sca (Diverisified Financial
 Services)...............................        1,000            67,892
Schneider Electric SA (Electrical
 Machinery and Instruments) .............        2,800           183,718
Societe Television Francaise 1 (Major
 Telecommunications).....................          200           137,242
Total Fina SA (Oil Services) ............        1,022           155,442
Vivendi (Conglomerate and Aerospace) ....        4,909           486,725
                                                             -----------
TOTAL FRANCE                                                   1,247,222
                                                             -----------
GERMANY (1.9%)
Buderus AG (Forest Products and Building
 Materials)..............................       11,100           187,944
Deutsche Pfandbrief & Hypothekenbank AG
 (Banks and Thrifts) ....................        3,300           339,824
Infineon Technologies Ag (Semiconductors
 and Electronics) .......................        1,900           131,592
Intershop Communications AG (Data and
 Imaging Services) + ....................          900           400,653
Siemens AG (Electrical Machinery and
 Instruments)............................        2,000           295,808
                                                             -----------
TOTAL GERMANY                                                  1,355,821
                                                             -----------
HONG KONG (0.2%)
China Telecom Ltd., ADR (Other
 Telecommunications) + ..................          900           132,019
                                                             -----------
IRELAND (0.2%)
Allied Irish Banks Plc (Investment
 Services)...............................        4,064            40,665
CRH Plc (Forest Products and Building
 Materials)..............................        4,063            65,166
                                                             -----------
TOTAL IRELAND                                                    105,831
                                                             -----------
ITALY (0.2%)
Banca del Nazionale Lavoro (Banks and
 Thrifts) + .............................       19,700            64,630
Tiscali S.p.A. (Major
 Telecommunications) +...................        2,000           107,442
                                                             -----------
TOTAL ITALY                                                      172,072
                                                             -----------
JAPAN (3.7%)
Canon, Inc. (Semiconductors and
 Electronics)............................        5,000           228,545
Crayfish Corp. (Data and Imagiing
 Services) + ............................            1            68,471
FamilyMart Co., Ltd. (Discretionary
 Retail).................................        3,500           128,244
Matsushita Electric Industrial Co., Ltd.
 (Electrical Machinery and Instruments) .        9,000           238,168

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
JAPAN (CONTINUED)
Minebea Co. Ltd. (Semiconductors and
 Electronics)............................       10,000       $   122,137
Murata Manufacturing Co., Ltd.
 (Semiconductors and Electronics) .......        2,000           388,619
NTT Mobile Communication Network, Inc.
 (Other Telecommunications) + ...........            7           233,819
Seino Transportation Co. Ltd. (Surface
 Transport)..............................       44,000           201,527
Sekisui Chemical Co., Ltd. (Specialty
 Chemicals)..............................       20,000            73,282
Shin-Etsu Chemical Co., Ltd. (Specialty
 Chemicals)..............................        5,000           264,168
Softbank Corp. (Semiconductors and
 Electronics)+                                   1,500           370,114
Sony Corporation (Semiconductors and
 Electronics)............................        2,200           253,537
                                                             -----------
TOTAL JAPAN                                                    2,570,631
                                                             -----------
MEXICO (0.5%)
Telefonos de Mexico SA, ADR (Other
 Telecommunications) + ..................        5,800           341,112
                                                             -----------
NETHERLANDS (2.2%)
ING Groep NV (Diversified Financial
 Services)...............................        2,467           134,936
Koninklijke KPN NV (Major
 Telecommunications).....................        1,800           181,832
Philips Electronics NV (Heavy Machinery)        10,000           447,175
STMicroelectronics (Semiconductors and
 Electronics)............................        1,200           229,538
United Pan-Europe Communications N.V.
 (Other Telecommunications) + ...........        8,400           306,426
VNU UV (Print Media) ....................        3,800           203,794
                                                             -----------
TOTAL NETHERLANDS                                              1,503,701
                                                             -----------
SPAIN (0.6%)
Telefonica Publicidad e Informacion, S.A.
 (Consumer Services) + ..................        4,700           186,315
Telefonica SA (Major
 Telecommunications) +...................       10,812           241,201
                                                             -----------
TOTAL SPAIN                                                      427,516
                                                             -----------
SWEDEN (2.1%)
Ericsson, ADR (Semiconductors and
 Electronics)............................        5,500           486,406
HiQ International AB
 (Data and Imaging Services) + ..........        4,700           464,593
Information Highway AB (Computers) + ....       19,600           201,407
Telelogic AB (Major Telecommunications) +       37,000           281,023
                                                             -----------
TOTAL SWEDEN                                                   1,433,429
                                                             -----------
SWITZERLAND (1.0%)
Fantastic Corp. (Data and Imaging
 Services) +.............................        6,100           112,290
Gretag Imaging Group (Biotech and Medical
 Products) + ............................          700           140,979
Logitech International S.A. (Computer and
 Computer Software Stores) + ............          400           264,578
The Swatch Group AG (Consumer
 Specialties)............................          200           214,824
                                                             -----------
TOTAL SWITZERLAND                                                732,671
                                                             -----------
UNITED KINGDOM (2.7%)
British Telecom Plc (Other
 Telecommunications).....................       15,385           277,097
Cable & Wireless Plc
 (Other Telecommunications) + ...........       11,537           191,905

12  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                              NUMBER OF          MARKET
                                               SHARES             VALUE
                                             -----------     -------------
UNITED KINGDOM (CONTINUED)
Celltech Group Plc (Drugs) + ............        4,000       $    65,847
Granada Group Plc (Electronic Media) + ..           91               891
Lloyds Tsd Grp (Insurance) ..............       14,000           137,577
Prudential Plc (Insurance) ..............        6,200            95,659
Shire Pharmaceuticals Group Plc (Drugs) +        3,500           140,875
Viatel, Inc. (Other Telecommunications) +       10,500           401,625
Vodafone Group Plc (Other
 Telecommunications).....................       61,404           282,970
WPP Group Plc (Commercial Services) .....       19,900           321,983
                                                             -----------
TOTAL UNITED KINGDOM                                           1,916,429
                                                             -----------
TOTAL FOREIGN COMMON STOCKS
 (COST $10,890,814)                                           14,608,283
                                                             -----------
TOTAL COMMON STOCKS (COST $38,543,964)                        45,621,629
                                                             -----------

PREFERRED STOCKS (0.1%)
GERMANY (0.1%)
SAP AG (Data and Imaging Services) + ....          150            88,442
                                                             -----------
TOTAL PREFERRED STOCKS (COST $117,702)                            88,442
                                                             -----------

                                              PRINCIPAL
                                               AMOUNT
                                             -----------
LONG-TERM BONDS AND NOTES (9.6%)
CORPORATE BONDS (1.8%)
ABN AMRO Bank NV, 7.55%, 06/28/06 .......  $    10,000             9,900
Allstate Corp., 7.88%, 05/01/05 .........       20,000            19,898
AT&T Capital Corp., 6.75%, 02/04/02 .....       30,000            29,609
Bank of America Corp., 5.75%, 03/01/04 ..       10,000             9,377
Capital Auto Receivables Asset
 Trust, 6.30%, 05/15/04..................       90,000            89,265
Chemical Master Credit Card
 Trust, 7.09%, 02/15/09..................       60,000            59,006
Citigroup Inc., 6.20%, 03/15/09 .........       15,000            13,660
Conoco Inc., 5.90%, 04/15/04 ............       25,000            23,649
DaimlerChrysler NA Holdings
 Inc., 7.20%, 09/01/09...................      116,000           111,570
Diageo Capital Plc, 7.25%, 11/01/09 .....       30,000            29,638
Duke Energy Corp., 7.38%, 03/01/10 ......       15,000            14,794
Eastman Kodak Co., 6.50%, 08/15/01 ......       30,000            29,651
First Union National Bank, 7.88%, 02/15/10      10,000             9,918
Ford Motor Credit Corp., 7.38%, 10/28/09        50,000            48,331
Ford Motor Credit Corp., 7.50%, 03/15/05        10,000             9,891
General Electric Capital
 Corp., 6.81%, 11/03/03..................       30,000            29,498
General Motors Acceptance
 Corp., 7.75%, 01/19/10..................       30,000            29,627
GTE California Inc., 7.65%, 03/15/07 ....       45,000            44,777
Honeywell International, 7.50%, 03/01/10        30,000            29,625
Household Finance Corp., 5.88%, 09/25/04        45,000            41,910
Household Finance Corp., 7.88%, 03/01/07        10,000             9,897
Lockheed Martin Corp., 8.50%, 12/01/29 ..       25,000            24,453
MBNA Master Credit Card
 Trust, 6.40%, 01/18/05..................      100,000            98,250
MCI WorldCom, Inc., 6.95%, 08/15/28 .....       46,000            40,565
Mellon Bank NA, 7.63%, 09/15/07 .........       30,000            29,655

                                            PRINCIPAL           MARKET
                                              AMOUNT            VALUE
                                           -----------        ----------
CORPORATE BONDS  (CONTINUED)
Morgan Stanley Dean Witter &
 Co., 7.13%, 01/15/03....................  $    20,000       $    19,780
Morgan Stanley Dean Witter &
 Co., 5.63%, 01/20/04....................       10,000             9,377
National Rural Utilities, 5.50%, 01/15/05       80,000            73,591
Norwest Financial, Inc., 5.38%, 09/30/03        45,000            42,257
Pepsi Bottling Holdings
 Inc., 5.38%, 02/17/04...................       25,000            23,261
Raytheon Co., 8.30%, 03/01/10 ...........       10,000             9,860
Sempra Energy, 7.95%, 03/01/10 ..........       15,000            15,124
Texaco Capital, Inc., 5.50%, 01/15/09 ...       60,000            51,457
Time Warner Inc., 8.11%, 08/15/06 .......       15,000            15,069
Tyco International Group
 SA, 6.13%, 01/15/09.....................       40,000            35,176
U.S. West Communications
 Group, 5.63%, 11/15/08 .................       20,000            17,123
Vodafone Airtouch Plc, 7.63%, 02/15/05 ..       15,000            14,944
Vodafone Airtouch Plc, 7.75%, 02/15/10 ..       15,000            15,022
                                                             -----------
TOTAL CORPORATE BONDS (COST $1,259,961)                        1,228,455
                                                             -----------
FOREIGN OBLIGATIONS (0.1%)
Ontario (Province of), 6.00%, 02/21/06 ..       30,000            27,944
Quebec Province Co., 5.75%, 02/15/09 ....       45,000            39,870
Quebec Province Co., 7.50%, 09/15/29 ....       10,000             9,778
                                                             -----------
TOTAL FOREIGN OBLIGATIONS (COST $80,155)                          77,592
                                                             -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (4.7%)
Federal Home Loan Mortgage
 Corp., 6.50%, 01/01/24..................      485,101           457,208
Federal Home Loan Mortgage
 Corp., 7.00%, 05/01/30 # ...............      470,000           449,950
Federal Home Loan Mortgage
 Corp., 7.50%, 06/15/30 # ...............      660,000           646,490
Federal Home Loan Mortgage
 Corp., 8.00%, 07/15/29 # ...............      340,000           339,945
Federal National Mortgage
 Association, 5.75%, 03/15/09............      251,000           225,428
Federal National Mortgage
 Association, 6.00%, 06/01/28............       91,279            82,722
Federal National Mortgage
 Association, 6.63%, 09/15/09............      245,000           233,554
Federal National Mortgage
 Association-Convertible
 Loan, 6.50%, 11/01/27...................      190,237           177,871
Government National Mortgage
 Association, 6.50%, 01/15/29............      193,034           180,788
Government National Mortgage
 Association, 7.00%, 02/15/28............      398,398           383,207
Government National Mortgage
 Association, 8.00%, 07/15/24............      136,944           137,458
                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $3,378,835)                                  3,314,621
                                                             -----------
U.S. GOVERNMENT OBLIGATIONS (3.0%)
U.S. Treasury Note, 5.25%, 05/15/04 .....       50,000            47,679
U.S. Treasury Note, 5.25%, 02/15/29 .....       56,000            49,193
U.S. Treasury Note, 5.38%, 06/30/03 .....      565,000           545,490
U.S. Treasury Note, 5.50%, 03/31/03 .....      180,000           174,656
U.S. Treasury Note, 5.88%, 11/15/04 .....      406,000           395,277
U.S. Treasury Note, 6.00%, 08/15/04 .....      361,000           353,441

                                      See Notes to Portfolio of Investments.  13

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
ASCENT (CONTINUED)
--------------------------------------------------------------------------------

                                            PRINCIPAL           MARKET
                                             AMOUNT             VALUE
                                           -----------        ----------
U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
U.S. Treasury Note, 6.00%, 08/15/09 .....  $   146,000       $   142,623
U.S. Treasury Note, 6.25%, 02/28/02 .....      145,000           143,868
U.S. Treasury Note, 8.13%, 08/15/21 .....      200,000           242,906
                                                             -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $2,124,995)            2,095,133
                                                             -----------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $6,843,946)                                             6,715,801
                                                             -----------
SHORT-TERM INVESTMENTS (27.7%)
Dakota Cert Cccmt, 6.00%, 05/02/00 ++ ...    3,000,000         2,999,500
Federal Farm Credit Bank, 5.88%, 05/01/00    8,290,000         8,290,000
Sears Roebuck Acceptance, 6.15%, 05/19/00 *  3,000,000         2,990,775
U.S. Treasury Bill, 5.55%, 05/18/00 @ ...    2,100,000         2,094,501
Wheels Inc., 6.20%, 05/15/00 > ..........    3,000,000         2,992,767
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $19,367,543)                                           19,367,543
                                                             -----------
TOTAL INVESTMENTS (COST $64,873,155)(A)                       71,793,415
OTHER ASSETS LESS LIABILITIES                                 (1,901,947)
                                                             -----------
TOTAL NET ASSETS                                             $69,891,468
                                                             ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $65,878,119. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains.........................                   $  8,539,829
Unrealized losses........................                     (2,624,533)
                                                            ------------
 Net unrealized gain.....................                   $  5,915,296
                                                            ============

Information concerning open futures contracts at April 30, 2000 is shown below:

                                 NO. OF      NOTIONAL      EXPIRATION       UNREALIZED
                               CONTRACTS       VALUE          DATE          GAIN/(LOSS)
                               ---------    ----------    ------------    --------------
    LONG CONTRACTS
----------------------
Russell 2000 Index Futures..       4        $1,018,000       Jun 00        $  (188,200)

Swiss Bond 10 Yr............       3           200,837       Jun 00             (3,871)

CAC 40 Index Futures........      12           702,776       Jun 00             21,324

DAX Index Futures...........       4           679,921       Jun 00            (30,802)

LT Euro Bond................       2           191,428       Jun 00              2,734

TOPIX Index Futures.........       9         1,380,291       Jun 00            (56,257)
                                            ----------                     -----------

                                            $4,173,253                     $  (255,072)
                                            ==========                     ===========

+  Non-income producing security.
> Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 2000.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2000.
#  When-issued or delayed delivery security.

Acquisition date and cost concerning illiquid securities at April 30, 2000 is shown below:

                                    ACQUISITION
                                       DATE                      COST
                                   -------------             -----------
Beacon Capital..............          3/17/98                $  129,562
Wheels Inc. ................          4/12/00                 2,992,767
                                                             ----------
                                                             $3,122,329
                                                             ==========

The market value of the total illiquid securities above is $3,145,847 which represents 4.50% of the total net assets.

Category percentages are based on net assets.

14  See Notes to Financial Statements.

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
CROSSROADS
--------------------------------------------------------------------------------

                                             NUMBER OF           MARKET
                                              SHARES             VALUE
                                            -----------        ----------
COMMON STOCKS (61.0%)
UNITED STATES (45.8%)
AIR TRANSPORT (0.1%)
UAL Corp. + .............................        1,700       $    98,388
                                                             -----------
ALUMINUM (0.4%)
Alcoa Inc. ..............................        5,800           376,275
                                                             -----------
AUTO PARTS AND HARDWARE (0.1%)
Audiovox Corp. + ........................        1,200            41,175
                                                             -----------
AUTOMOTIVE (0.3%)
Dura Automotive Systems, Inc. + .........        2,200            35,750
General Motors Corp. + ..................        2,600           243,425
                                                             -----------
                                                                 279,175
                                                             -----------
BANKS AND THRIFTS (0.9%)
Astoria Financial Corp. .................        2,900            79,931
First United Bancshares, Inc. ...........        2,900            47,669
GBC Bancorp .............................        3,700           103,137
Golden State Bancorp, Inc. + ............        6,500            99,938
Hamilton Bancorp Inc. + .................        2,000            36,750
Hudson United Bancorp ...................        5,800           130,862
PFF Bancorp, Inc. .......................        2,200            30,938
Provident Bankshares Corp. ..............        8,190           122,338
UnionBanCal Corp. .......................        2,100            58,144
USBANCORP, Inc. .........................        1,900            10,331
                                                             -----------
                                                                 720,038
                                                             -----------
BIOTECH AND MEDICAL PRODUCTS (1.1%)
Abgenix, Inc. + .........................          800            71,650
CuraGen Corporation + ...................          800            21,300
INAMED Corporation + ....................        3,500           144,812
Medtronic, Inc. + .......................        5,800           301,237
Myriad Genetics,  Inc. + ................          500            32,188
Noven Pharmaceuticals, Inc. + ...........        6,000            70,500
PolyMedica Corp. + ......................        2,600           139,588
Varian, Inc. + ..........................        4,300           156,412
                                                             -----------
                                                                 937,687
                                                             -----------
COMMERCIAL SERVICES (0.4%)
Diamond Technology Partners Incorporated
 +.......................................          900            71,213
Direct Focus, Inc. + ....................        2,900            94,975
Paychex, Inc. ...........................        3,200           168,400
                                                             -----------
                                                                 334,588
                                                             -----------
COMPUTERS (3.3%)
Apple Computer, Inc. + ..................        5,400           669,937
Cabletron Systems,  Inc. + ..............        1,200            27,450
Harmonic Inc. + .........................          600            44,288
Hewlett Packard Co. .....................        4,600           621,000
Sun Microsystems, Inc. + ................       15,700         1,443,419
                                                             -----------
                                                               2,806,094
                                                             -----------
CONGLOMERATE AND AEROSPACE (0.8%)
Alliant Techsystems, Inc. + .............        1,100            76,588
Anixter International, Inc. + ...........        5,000           168,437
Boeing Co. ..............................        2,100            83,344
Perkin-Elmer Inc. + .....................        4,400           240,900

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
UNITED STATES (CONTINUED)
CONGLOMERATE AND AEROSPACE (CONTINUED)
Tenneco Automotive Inc. .................       13,000       $   115,375
                                                             -----------
                                                                 684,644
                                                             -----------
CONSUMER SERVICES (0.9%)
Aztar Corp. + ...........................        3,000            35,813
Host Marriott Corp. .....................        7,900            84,431
Isle of Capris Casinos, Inc. ............        5,800            80,475
Jack in the Box Inc. + ..................        3,300            80,850
Metris Companies, Inc. ..................        2,900           108,750
MGM Grand, Inc. + .......................        2,100            61,950
Papa John's International, Inc. + .......        2,900            79,750
Park Place Entertainment Corp. + ........        3,600            46,125
Sonic Corp. + ...........................        2,000            55,625
Station Casinos, Inc. + .................        4,300           122,550
                                                             -----------
                                                                 756,319
                                                             -----------
CONSUMER SPECIALTIES (0.1%)
JAKKS Pacific, Inc. + ...................        3,400            62,475
                                                             -----------
DATA AND IMAGING SERVICES (4.6%)
Advanced Digital Information Corp. + ....        3,500            85,969
BEA Systems, Inc. + .....................        2,400           115,800
BroadVision, Inc. + .....................          900            39,544
Cisco Systems, Inc. + ...................       12,100           838,870
Citrix Systems, Inc. + ..................        1,500            91,594
Computer Associates International, Inc. .        5,600           312,550
EMC Corp. + .............................        5,900           819,731
F.Y.I. Incorporated + ...................        4,300           115,294
In Focus Systems, Inc. + ................        5,500           164,656
MapInfo Corporation + ...................        1,000            29,625
Mercury Computer Systems, Inc. + ........        2,800           107,625
Netopia, Inc. + .........................          800            33,400
Oracle Corp. + ..........................        9,000           719,437
PSW Technologies, Inc. + ................        1,000            22,750
Puma Technology, Inc. + .................          800            24,500
QLogic Corp. + ..........................          700            70,219
SERENA Software, Inc. + .................        2,000            43,750
Siebel Systems, Inc. + ..................          500            61,437
Unify Corp. + ...........................        3,000            36,000
VERITAS Software Corp. + ................        1,200           128,719
                                                             -----------
                                                               3,861,470
                                                             -----------
DISCRETIONARY RETAIL (2.1%)
American Eagle Outfitters, Inc. + .......        1,300            22,100
Best Buy Co., Inc. + ....................        1,800           145,350
Circuit City Stores, Inc. ...............        5,300           311,706
Finish Line, Inc. (The) + ...............       14,400           152,100
Genesco Inc. + ..........................        5,700            73,744
Home Depot, Inc. ........................        6,100           341,981
Michaels Stores, Inc. + .................        3,500           138,031
Neiman Marcus Group, Inc. (The) + .......        2,900            74,675
PC Connection,  Inc. + ..................        2,500           119,688
Sonic Automotive, Inc. + ................        7,200            80,100
Spiegel, Inc. + .........................        7,200            59,400

                                       See Notes to Portfolio of Investments. 15

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
CROSSROADS (CONTINUED)
--------------------------------------------------------------------------------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
UNITED STATES (CONTINUED)
DISCRETIONARY RETAIL (CONTINUED)
The Limited, Inc. .......................        2,800       $   126,525
U.S. Wireless Corporation + .............        2,300            44,311
Wilsons The Leather Experts Inc. + ......        5,200            63,050
Zale Corp. + ............................        1,400            57,750
                                                             -----------
                                                               1,810,511
                                                             -----------
DRUGS (0.4%)
Allergan, Inc. ..........................          600            35,325
Dura Pharmaceuticals, Inc. + ............        2,400            31,200
Warner Lambert Co. ......................        2,700           307,294
                                                             -----------
                                                                 373,819
                                                             -----------
ELECTRIC UTILITIES (1.3%)
Allegheny Energy, Inc. ..................        4,600           139,725
Calpine Corp. + .........................        1,400           128,100
Constellation Energy Group ..............        4,100           135,556
Energy East Corp. .......................        7,200           150,300
Florida Progress Corp. ..................        2,500           122,500
NSTAR Corp...............................        3,700           163,031
RGS Energy Group Inc. ...................        7,400           173,900
Wisconsin Energy Corp. ..................        5,800           123,975
                                                             -----------
                                                               1,137,087
                                                             -----------
ELECTRICAL MACHINERY AND INSTRUMENTS (1.0%)
JDS Uniphase Corporation + ..............          600            62,213
Lexmark International Group, Inc. + .....        1,200           141,600
PE Corp-PE Biosystems Group .............        1,200            72,000
Robotic Vision Systems, Inc. + ..........        4,300            64,231
Technitrol, Inc. ........................        2,900           197,200
Tektronix, Inc. .........................        3,500           202,562
Zomax Inc. + ............................        1,700            80,431
                                                             -----------
                                                                 820,237
                                                             -----------
FOOD AND BEVERAGE (0.2%)
Canandiagua Brands, Inc. + ..............          900            45,337
Pepsi Bottling Group, Inc. ..............        7,500           161,719
                                                             -----------
                                                                 207,056
                                                             -----------
FOOD AND DRUG RETAIL (0.2%)
Sysco Corp. .............................        3,900           146,738
                                                             -----------
FOREST PRODUCTS AND BUILDING MATERIALS (0.8%)
Johns Manville Corporation ..............       14,800           154,475
Pope & Talbot, Inc. .....................        5,800           122,887
U.S. Can Corporation + ..................        2,900            53,288
USG Corp. ...............................        4,400           183,700
Westvaco Corp. ..........................        3,900           120,412
                                                             -----------
                                                                 634,762
                                                             -----------
GAS UTILITIES (1.1%)
Coastal Corp. (The) .....................        6,700           336,256
El Paso Energy Corp. ....................          900            38,250
Energen Corp. ...........................        2,900            53,106
Enron Corp. .............................        4,500           313,594
KeySpan Energy Corp. ....................        2,900            85,188
UGI Corporation .........................        4,300            87,881
                                                             -----------
                                                                 914,275
                                                             -----------
                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             -----------     -----------
UNITED STATES (CONTINUED)
HEALTH SERVICES (0.2%)
Oxford Health Plans, Inc. + .............        9,200       $   174,800
                                                             -----------
HOUSING AND FURNISHINGS (0.1%)
Universal Electronics Inc. + ............        1,500            30,750
Windmere-Durable Holdings, Inc. + .......        2,200            35,338
                                                             -----------
                                                                  66,088
                                                             -----------
INSURANCE (0.4%)
AMBAC, Inc. .............................        2,100           100,800
Mony Group Inc. + .......................        2,900            89,719
Penn Treaty American Corporation + ......        6,900           104,794
RenaissanceRe Holdings Ltd. .............        1,200            44,100
                                                             -----------
                                                                 339,413
                                                             -----------
INVESTMENT SERVICES (1.6%)
Affiliated Managers Group, Inc. + .......        1,400            56,175
Donaldson, Lufkin & Jenrette, Inc. ......        2,200            91,713
Lehman Brothers Holdings Inc. ...........        3,400           279,012
Merrill Lynch & Co., Inc. ...............        2,800           285,425
Morgan Stanley Dean Witter & Co. ........        5,800           445,150
Raymond James Financial, Inc. ...........        4,600            92,575
Tucker Anthony Sutro Corporation ........        4,600            77,050
                                                             -----------
                                                               1,327,100
                                                             -----------
MAJOR TELECOMMUNICATIONS (0.6%)
Nextel Communications, Inc. + ...........          700            76,606
Sprint PCS + ............................        7,900           434,500
                                                             -----------
                                                                 511,106
                                                             -----------
OIL (1.4%)
Amerada Hess Corp. ......................        5,300           337,212
Apache Corp. ............................        7,100           343,906
Ocean Energy, Inc. + ....................        8,600           111,263
Penn Virginia Corp. .....................        6,900           124,200
Ultramar Diamond Shamrock Corp. .........        7,500           185,625
Vintage Petroleum, Inc. + ...............        5,800           115,275
                                                             -----------
                                                               1,217,481
                                                             -----------
OIL SERVICES (1.1%)
Atwood Oceanics, Inc. + .................        1,200            72,750
Helmerich & Payne, Inc. .................        5,800           181,612
Rowan Co., Inc. + .......................       10,500           293,344
Tosco Corp. .............................        9,700           311,006
Transocean Sedco Forex Inc. .............        1,900            89,300
                                                             -----------
                                                                 948,012
                                                             -----------
OTHER TELECOMMUNICATIONS (0.3%)
Aerial Communications, Inc. + ...........        1,700            75,118
LCC International, Inc. + ...............        2,900            70,869
Metricom, Inc. + ........................          700            19,644
Powertel, Inc. + ........................          600            40,350
Price Communications Corp. + ............        2,200            44,550
Telephone & Data Systems, Inc. ..........          400            40,800
                                                             -----------
                                                                 291,331
                                                             -----------
PRINT MEDIA (0.1%)
Dow Jones & Co., Inc. ...................        1,900           123,263
                                                             -----------

16  See Notes to Portfolio of Investments.

---------------------------------------------------------------------------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                            -------------    -----------
UNITED STATES (CONTINUED)
PRODUCER GOODS (0.8%)
Commercial Metals Co. ...................        2,300       $    67,562
Dover Corp. .............................        2,700           137,194
Millipore Corp. .........................        3,100           222,231
Pall Corp. ..............................        5,100           113,794
United Stationers, Inc. + ...............        4,000           133,500
                                                             -----------
                                                                 674,281
                                                             -----------
REAL ESTATE INVESTMENT TRUSTS (4.8%)
Alexandria Real Estate Equities, Inc. ...        1,200            38,400
AMB Property Corp. ......................        3,000            66,188
Apartment Investment & Management Co. ...        3,700           147,075
Archstone Communities Trust .............        3,000            64,875
Arden Realty Group, Inc. ................        2,200            48,950
Avalon Bay Communities, Inc. ............        2,004            78,407
Beacon Capital + > ......................        6,500           115,700
Boston Properties, Inc. .................        7,500           261,562
Brandywine Realty Trust .................        1,800            31,275
BRE Properties, Inc. ....................        3,500            97,781
Capital Automotive REIT, Inc. ...........        3,100            43,206
CBL & Associates Properties, Inc. .......        2,800            65,625
Colonial Properties Trust ...............        2,500            62,344
Developers Diversified Realty Corp. .....       10,400           157,950
Duke-Weeks Realty Corp. .................        2,868            62,200
Eastgroup Properties, Inc. ..............        1,200            24,975
Equity Office Properties Trust ..........        8,800           239,250
Equity Residential Properties Trust .....        5,703           259,486
Essex Property Trust, Inc. ..............        1,100            42,488
First Industrial Realty Trust, Inc. .....        1,000            30,063
General Growth Properties, Inc. .........        4,000           131,500
Glimcher Realty Trust ...................        3,500            48,125
Health Care Property Investors, Inc. ....        2,000            55,750
Healthcare Realty Trust, Inc. ...........        1,688            30,384
Highwood Properties, Inc. ...............        2,400            54,450
Home Properties of New York, Inc. .......        2,200            61,600
Hospitality Properties Trust ............        2,800            62,300
Kimco Realty Corp. ......................        5,800           230,912
Koger Equity, Inc. ......................        2,000            35,000
Liberty Property Trust ..................        2,200            54,450
Mack-Cali Realty Corp. ..................        1,700            43,775
National Golf Properties, Inc. ..........          700            13,388
Pacific Gulf Properties, Inc. ...........          700            15,050
Pan Pacific Retail Properties, Inc. .....        1,100            20,900
Parkway Properties, Inc. ................        1,100            33,000
Post Properties, Inc. ...................        2,800           117,600
Prentiss Properties Trust ...............        4,400           104,500
ProLogis Trust ..........................        8,500           167,344
PS Business Parks, Inc. .................        3,500            77,875
Shurgard Storage Centers, Inc. ..........          700            18,331
Simon Property Group, Inc. ..............        6,500           164,937
SL Green Realty Corp. ...................        4,200           107,887
Spieker Properties, Inc. ................        4,500           199,406

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             -----------     -----------
UNITED STATES (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Starwood Hotels & Resort Worldwide, Inc.         1,800       $    51,188
Summit Properties Inc. ..................        3,900            77,756
Vornado Realty Trust ....................        3,700           127,650
Weingarten Realty Investors .............        1,000            40,500
                                                             -----------
                                                               4,083,358
                                                             -----------
SEMICONDUCTORS AND ELECTRONICS (13.7%)
ADC Telecommunications, Inc. + ..........        3,100           188,325
Advanced Micro Devices Corp. + ..........        4,500           394,875
Altera Corp. + ..........................        1,700           173,825
Analog Devices, Inc. + ..................        5,900           453,194
Andrew Corp. + ..........................        5,700           167,794
Applied Materials, Inc. + ...............       14,900         1,517,006
Applied Micro Circuits Corp. + ..........        1,200           154,650
Arrow Electronics, Inc. + ...............        2,900           127,056
AVX Corp. ...............................        2,300           224,106
California Amplifier, Inc. + ............          900            24,300
Cohu,  Inc. .............................        3,200           121,800
Comverse Technology, Inc. + .............        3,500           312,156
Credence Systems Corp. + ................        1,400           199,850
Digital Lightwave, Inc. + ...............        1,200            82,200
Elantec Semiconductor, Inc. + ...........        3,200           129,600
Integrated Electric Services Inc. + .....        3,700           177,831
Intel Corp. .............................        7,100           900,369
International Rectifier Corp. + .........        1,900            93,338
KEMET Corp. + ...........................        2,600           193,700
KLA Instruments Corp. + .................       10,900           816,137
Kopin Corporation + .....................        2,200           170,362
Lam Research Corporation + ..............        1,200            55,050
Linear Technology Corp. .................        3,000           171,375
LSI Logic Corp. + .......................        5,100           318,750
LTX Corporation + .......................        3,500           160,125
Micron Technology, Inc. + ...............        2,100           292,425
MKS Instruments, Inc. + .................          600            28,200
Molex, Inc. .............................        6,900           379,069
National Semiconductor Corp. + ..........        2,000           121,500
Natural MicroSystems Corporation + ......        2,000           130,250
Novellus Systems, Inc. + ................        1,000            66,688
Photon Dynamics, Inc. + .................        1,400           103,600
PMC Sierra Inc. + .......................          700           134,312
Powerwave Technologies, Inc. + ..........          700           145,644
RF Micro Devices, Inc. + ................          500            52,031
SanDisk Corporation + ...................          900            82,463
Scientific-Atlanta, Inc. ................        5,400           351,337
SDL, Inc. + .............................          500            97,500
Silicon Storage Technology, Inc. + ......        1,400           136,500
Solectron Corp. + .......................        3,900           182,569
Teradyne, Inc. + ........................        3,800           418,000
Texas Instruments, Inc. .................        3,200           521,200
Three-Five Systems, Inc. + ..............        1,400           121,800
TriQuint Semiconductor, Inc. + ..........        1,600           164,500

                                       See Notes to Portfolio of Investments. 17

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
CROSSROADS (CONTINUED)
-------------------------------------------------------------------------------

                                              NUMBER OF         MARKET
                                               SHARES            VALUE
                                             ------------    -----------
UNITED STATES (CONTINUED)
SEMICONDUCTORS AND ELECTRONICS (CONTINUED)
Vishay Intertechnology, Inc. + ..........        3,200       $   268,400
Xilinx, Inc. + ..........................        7,000           512,750
                                                             -----------
                                                              11,638,512
                                                             -----------
SPECIALTY CHEMICALS (0.2%)
Gentek, Inc. ............................        5,000            67,187
Georgia Gulf Corp. ......................        4,300           103,469
                                                             -----------
                                                                 170,656
                                                             -----------
SURFACE TRANSPORT (0.2%)
Arkansas Best Corp. + ...................        6,100            78,919
Roadway Express, Inc. ...................          900            21,150
Yellow Corp. + ..........................        5,200            99,125
                                                             -----------
                                                                 199,194
                                                             -----------
TEXTILES AND APPAREL (0.2%)
Guess?, Inc. + ..........................        2,000            55,000
Liz Claiborne, Inc. .....................        2,600           120,413
                                                             -----------
                                                                 175,413
                                                             -----------
TOTAL UNITED STATES COMMON STOCKS                             38,942,821
 (COST $34,907,289)                                          -----------

FOREIGN COMMON STOCKS (15.2%)
BRAZIL (0.1%)
Embratel Participacoes S.A. (Other               3,700            83,250
 Telecommunications).....................                    -----------
CANADA (0.4%)
Nortel Networks Corp. (Semiconductors and        3,200           362,400
 Electronics)............................                    -----------
DENMARK (0.9%)
Novo-Nordisk A/S (Drugs) ................        1,200           161,340
Tele Danmark A/S (Other
 Telecommunications).....................        2,200           161,340
Vestas Wind Systems A/S (Producer Goods)
 +.......................................        1,300           435,372
                                                             -----------
TOTAL DENMARK                                                    758,052
                                                             -----------
FINLAND (1.8%)
Comptel Oyj (Computer and Computer
 Software Stores) + .....................       19,000           430,444
JOT Automation Group Oyj (Electrical
 Machinery and Instruments) .............       43,300           313,701
Nokia Corp., ADR (Semiconductors and
 Electronics)............................       11,500           654,063
Perlos Oyj (Semiconductors and
 Electronics) + .........................        3,000           111,406
                                                             -----------
TOTAL FINLAND                                                  1,509,614
                                                             -----------
FRANCE (1.5%)
Axa Financial, Inc. (Diversified
 Financial Services) ....................          300            44,590
Genset (Biotech and Medical Products) ...        4,600           131,100
Lagardere S.C.A. (Diversified Financial
 Services)...............................          900            61,103
Schneider Electric SA (Electrical
 Machinery and Instruments) .............        2,500           164,034
Societe Tele (Major Telecommunications) .          200           137,242
Total Fina SA (Oil Services) ............        1,674           254,609

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
FRANCE (CONTINUED)
Vivendi (Conglomerate and Aerospace) ....        4,681       $   464,118
                                                             -----------
TOTAL FRANCE                                                   1,256,796
                                                             -----------
GERMANY (1.5%)
Buderus AG (Forest Products and Building
 Materials)..............................       13,700           231,968
Deutsche Pfandbrief & Hypothekenbank AG
 (Banks and Thrifts) ....................        3,300           339,824
Infineon Technologies AG (Semiconductors
 and Electronics) .......................        1,600           110,814
Intershop Communications AG (Data and
 Imaging Services) + ....................          800           356,136
Siemens AG (Electrical Machinery and
 Instruments)............................        1,400           207,065
                                                             -----------
TOTAL GERMANY                                                  1,245,807
                                                             -----------
HONG KONG (0.3%)
China Telecom Ltd., ADR (Other                   1,500           220,031
 Telecommunications) + ..................                    -----------
IRELAND (0.1%)
Allied Irish Banks Plc (Investment
 Services)...............................        6,084            60,877
CRH Plc (Forest Products and Building
 Materials)..............................        4,063            65,166
                                                             -----------
TOTAL IRELAND                                                    126,043
                                                             -----------
ITALY (0.2%)
Banca del Nazionale Lavoro (Banks and
 Thrifts) + .............................       17,100            56,100
Tiscali S.p.A. (Major Telecommunications)
 +.......................................        2,000           107,442
                                                             -----------
TOTAL ITALY                                                      163,542
                                                             -----------
JAPAN (2.4%)
Canon, Inc. (Semiconductors and
 Electronics)............................        3,000           137,127
Crayfish Corp. (Data and Imaging
 Services) + ............................            1            68,471
FamilyMart Co., Ltd. (Discretionary
 Retail).................................        3,100           113,588
Matsushita Electric Industrial Co., Ltd.
 (Electrical Machinery and Instruments) .        7,000           185,242
Minebea Co. Ltd. (Semiconductors and
 Electronics)............................        9,000           109,924
Murata Manufacturing Co., Ltd.
 (Semiconductors and Electronics) .......        1,000           194,309
NTT Mobile Communication Network, Inc.
 (Other Telecommunications) + ...........            5           167,014
Seino Transportation Co. Ltd. (Surface
 Transport)..............................       45,000           206,107
Sekisui Chemical Co., Ltd. (Specialty
 Chemicals)..............................       13,000            47,633
Shin-Etsu Chemical Co., Ltd. (Specialty
 Chemicals)..............................        3,000           158,501
Softbank Corp. (Semiconductors and
 Electronics)+ ..........................        1,500           370,114
Sony Corporation (Semiconductors and
 Electronics)............................        2,200           253,536
                                                             -----------
TOTAL JAPAN                                                    2,011,566
                                                             -----------
MEXICO (0.2%)
Telefonos de Mexico SA, ADR (Other
 Telecommunications) + ..................        3,400           199,966
                                                             -----------

18  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                              ---------      -----------
NETHERLANDS (1.5%)
ING Groep (Diversified Fiancial Services)        1,887       $   103,212
Koninklijke KPN NV (Major
 Telecommunications).....................        1,500           151,526
Philips Electronics NV (Heavy Machinery)         9,200           411,401
STMicroelectronics (Semiconductors and
 Electronics)............................        1,000           191,282
United Pan-Europe Communications N.V.
 (Other Telecommunications) + ...........        7,500           273,595
VNU UV (Print Media) ....................        3,500           187,705
                                                             -----------
TOTAL NETHERLANDS                                              1,318,721
                                                             -----------
SPAIN (0.4%)
Telefonica Publicidad e Informacion, S.A.
 (Consumer Services) + ..................        4,200           166,494
Telefonica SA (Major Telecommunications)
 +.......................................        7,650           170,661
                                                             -----------
TOTAL SPAIN                                                      337,155
                                                             -----------
SWEDEN (1.4%)
Ericsson, ADR (Semiconductors and
 Electronics)............................        4,600           406,813
HiQ International AB (Data and Imaging
 Services)+..............................        3,600           355,858
Information Highway AB (Computers) + ....       16,500           169,552
Telelogic AB (Major Telecommunications) +       33,000           250,642
                                                             -----------
TOTAL SWEDEN                                                   1,182,865
                                                             -----------
SWITZERLAND (0.6%)
Fantastic Corp. (Data and Imaging
 Services) + ............................        5,200            95,723
Gretag Imaging Group (Biotech and Medical
 Products) + ............................          600           120,839
Logitech International S.A. (Computer and
 Computer Software Stores) + ............          300           198,433
The Swatch Group AG (Consumer
 Specialties)............................          100           107,412
                                                             -----------
TOTAL SWITZERLAND                                                522,407
                                                             -----------
UNITED KINGDOM (1.9%)
British Telecom Plc (Other
 Telecommunications).....................       10,897           196,264
Cable & Wireless Plc (Other
 Telecommunications)+....................       10,734           178,547
Celltech Group Plc (Drugs) + ............        3,000            49,385
Granada Group Plc (Electronic Media) + ..           71               695
Lloyds Tsd Grp (Insurance) ..............       11,800           115,958
Prudential Plc (Insurance) ..............        4,700            72,516
Shire Pharmaceuticals Group Plc (Drugs) +        3,634           146,269
Viatel, Inc. (Other Telecommunications) +        9,400           359,550
Vodafone Group Plc (Other
 Telecommunications).....................       42,700           196,776
WPP Group Plc (Commercial Services) .....       16,400           265,353
                                                             -----------
TOTAL UNITED KINGDOM                                           1,581,313
                                                             -----------
TOTAL FOREIGN COMMON STOCKS                                   12,879,528
 (COST $9,874,944)                                           -----------
TOTAL COMMON STOCKS (COST $44,782,233)                        51,822,349
                                                             -----------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                              ---------      -----------
PREFERRED STOCKS (0.1%)
GERMANY  (0.1%)
SAP AG (Data and Imaging Services) + ....          150       $    88,442
                                                             -----------
TOTAL PREFERRED STOCKS (COST $117,702)                            88,442
                                                             -----------
                                              PRINCIPAL
                                               AMOUNT
                                             ----------
LONG-TERM BONDS AND NOTES (23.4%)
CORPORATE BONDS (4.8%)
ABN AMRO Bank NV, 7.55%, 06/28/06 .......     $ 45,000            44,550
Allstate Corp., 7.88%, 05/01/05 .........       30,000            29,847
AT&T Capital Corp., 6.75%, 02/04/02 .....      120,000           118,435
Bank of America Corp., 5.75%, 03/01/04 ..       35,000            32,819
Capital Auto Receivables Asset
 Trust, 6.30%, 05/15/04..................      275,000           272,755
Chemical Master Credit Card
 Trust, 7.09%, 02/15/09..................      145,000           142,597
Citigroup Inc., 6.20%, 03/15/09 .........       25,000            22,767
Conoco Inc., 5.90%, 04/15/04 ............       70,000            66,217
DaimlerChrysler NA Holdings
 Inc., 7.20%, 09/01/09...................      237,000           227,949
Diageo Capital Plc, 7.25%, 11/01/09 .....      110,000           108,673
Duke Energy Corp., 7.38%, 03/01/10 ......       55,000            54,244
Eastman Kodak Co., 6.50%, 08/15/01 ......       75,000            74,127
First Union National Bank, 7.88%,
 02/15/10 ...............................       40,000            39,671
Ford Motor Credit Corp., 7.38%, 10/28/09       170,000           164,325
Ford Motor Credit Corp., 7.50%, 03/15/05       100,000            98,910
General Electric Capital
 Corp., 6.81%, 11/03/03..................      130,000           127,824
General Motors Acceptance
 Corp., 7.75%, 01/19/10..................       70,000            69,130
GTE California Inc., 7.65%, 03/15/07 ....       85,000            84,578
GTE Corp., 9.38%, 12/01/00 ..............      100,000           101,313
Honeywell International, 7.50%, 03/01/10       130,000           129,513
Household Finance Corp., 5.88%, 09/25/04       145,000           135,043
Household Finance Corp., 7.88%, 03/01/07        45,000            44,535
Lockheed Martin Corp., 8.50%, 12/01/29 ..       95,000            92,923
MBNA Master Credit Card
 Trust, 6.40%, 01/18/05..................      400,000           393,000
MCI WorldCom, Inc., 6.95%, 08/15/28 .....       88,000            77,603
Mellon Bank NA, 7.63%, 09/15/07 .........       55,000            54,367
Morgan Stanley Dean Witter &
 Co., 7.13%, 01/15/03....................       75,000            74,176
Morgan Stanley Dean Witter &
 Co., 5.63%, 01/20/04....................       35,000            32,818
National Australia Bank, 6.40%, 12/10/07       200,000           181,980
National Rural Utilities, 5.50%, 01/15/05      150,000           137,984
Norwest Financial, Inc., 5.38%, 09/30/03       145,000           136,162
Pepsi Bottling Holdings
 Inc., 5.38%, 02/17/04...................       95,000            88,392
Raytheon Co., 8.30%, 03/01/10 ...........       45,000            44,370
Sempra Energy, 7.95%, 03/01/10 ..........       55,000            55,454
Texaco Capital, Inc., 5.50%, 01/15/09 ...      155,000           132,931
Time Warner Inc., 8.11%, 08/15/06 .......       65,000            65,298
Tyco International Group
 SA, 6.13%, 01/15/09.....................      170,000           149,498
U.S. West Communications
 Group, 5.63%, 11/15/08 .................      100,000            85,615
Vodafone Airtouch Plc, 7.63%, 02/15/05 ..       65,000            64,756

                                      See Notes to Portfolio of Investments. 19

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
CROSSROADS (CONTINUED)
--------------------------------------------------------------------------------

                                             PRINCIPAL          MARKET
                                              AMOUNT            VALUE
                                             ---------       -----------
CORPORATE BONDS (CONTINUED)
Vodafone Airtouch Plc, 7.75%, 02/15/10 ..   $   60,000       $    60,090
                                                             -----------
TOTAL CORPORATE BONDS (COST $4,234,043)                        4,117,239
                                                             -----------
FOREIGN OBLIGATIONS (0.2%)
Ontario (Province of), 6.00%, 02/21/06 ..       60,000            55,889
Quebec Province Co., 5.75%, 02/15/09 ....       90,000            79,739
Quebec Province Co., 7.50%, 09/15/29 ....       30,000            29,336
                                                             -----------
TOTAL FOREIGN OBLIGATIONS (COST $170,264)                        164,964
                                                             -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (7.9%)
Federal Home Loan Mortgage
 Corp., 7.00%, 05/01/30 #................      430,000           411,656
Federal Home Loan Mortgage
 Corp., 7.50%, 06/15/30 #................      820,000           803,215
Federal Home Loan Mortgage
 Corp., 8.00%, 07/15/29 #................      400,000           399,936
Federal National Mortgage
 Association, 5.75%, 03/15/09............      766,000           687,960
Federal National Mortgage
 Association, 6.00%, 06/01/28............      365,118           330,888
Federal National Mortgage
 Association, 6.00%, 01/01/29............      198,538           179,925
Federal National Mortgage
 Association, 6.63%, 09/15/09............      735,000           700,661
Federal National Mortgage
 Association, 7.50%, 08/01/29............      724,204           708,583
Federal National Mortgage
 Association, 7.50%, 11/01/29............       24,977            24,469
Federal National Mortgage Association -
 Convertible Loan, 6.50%, 02/01/28 ......      502,993           470,299
Government National Mortgage
 Association, 6.50%, 01/15/29............      719,949           674,275
Government National Mortgage
 Association, 7.00%, 08/15/27............       35,731            34,391
Government National Mortgage
 Association, 7.00%, 09/15/27............      628,927           605,732
Government National Mortgage
 Association, 7.00%, 01/15/28............      100,431            96,665
Government National Mortgage
 Association, 7.00%, 01/15/28............      394,002           378,979
Government National Mortgage
 Association, 8.00%, 07/15/24............      234,762           235,642
                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $6,952,924)                                  6,743,276
                                                             -----------
U.S. GOVERNMENT OBLIGATIONS (10.5%)
U.S. Treasury Note, 5.25%, 08/15/03 .....      960,000           922,349
U.S. Treasury Note, 5.25%, 05/15/04 * ...    2,106,000         2,008,261
U.S. Treasury Note, 5.25%, 02/15/29 .....      385,000           338,199
U.S. Treasury Note, 5.38%, 06/30/03 .....      490,000           473,080
U.S. Treasury Note, 5.50%, 03/31/03 .....    1,575,000         1,528,238
U.S. Treasury Note, 5.63%, 09/30/01 .....      275,000           271,046
U.S. Treasury Note, 5.63%, 05/15/08 .....      685,000           650,640
U.S. Treasury Note, 6.00%, 08/15/04 .....      347,000           339,734
U.S. Treasury Note, 6.00%, 08/15/09 * ...    1,616,000         1,578,622
U.S. Treasury Note, 6.50%, 10/15/06 .....      570,000           568,752
                                             ---------       -----------

                                             PRINCIPAL          MARKET
                                              AMOUNT            VALUE
                                             ---------       -----------
U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
U.S. Treasury Note, 7.50%, 02/15/05 * ...   $  195,000       $   202,160
                                                             -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $9,025,480)            8,881,081
                                                             -----------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $20,382,711)                                           19,906,560
                                                             -----------
SHORT-TERM INVESTMENTS (20.4%)
Dakota Cert Cccmt, 6.00%, 05/02/00 ++ ...    3,800,000         3,799,367
Federal Farm Credit Bank, 5.88%, 05/01/00    3,853,000         3,853,000
MCI Worldcom Inc., 6.08%, 05/08/00 ++ ...    4,000,000         3,995,271
U.S. Treasury Bill, 5.55%, 05/18/00 @ ...    2,000,000         1,994,763
Wheels Inc., 6.20%, 05/15/00 > ..........    3,700,000         3,691,079
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $17,333,480)                                           17,333,480
                                                             -----------
TOTAL INVESTMENTS (COST $82,616,126)(a)                       89,150,831
OTHER ASSETS LESS LIABILITIES                                 (4,212,268)
                                                             -----------
TOTAL NET ASSETS                                             $84,938,563
                                                             ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $84,263,864. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains....................................         $ 7,988,540

Unrealized losses...................................          (3,101,573)
                                                             -----------

 Net unrealized gain................................         $ 4,886,967
                                                             ===========

20  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

Information concerning open future contracts at April 30, 2000 is shown below:

                                       NO OF        NOTIONAL    EXPIRATION     UNREALIZED
LONG CONTRACTS                       CONTRACTS       VALUE         DATE        GAIN/(LOSS)
--------------------------           ---------      --------    ----------     -----------
Russell 200 Index Futures ...            3         $  763,500      Jun 00       $(141,150)

Swiss Bond 10 Yr ............            4            267,783      Jun 00          (5,161)

CAC 40 Index Futures ........           13            761,341      Jun 00          23,101

DAX Index Futures ...........            2            339,960      Jun 00         (15,401)

FTSE 100 Index Futures ......            3            299,714      Jun 00          (1,197)

LT Euro Bonds ...............            5            478,569      Jun 00           6,835

TOPIX Index Futures .........           10          1,533,657      Jun 00         (64,770)
                                                   ----------                   ---------

                                                   $4,444,524                   $(197,743)
                                                   ==========                   =========

+  Non-income producing security.
> Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 2000.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2000.
#  When-issued or delayed delivery security.

Acquisition date and cost concerning illiquid securities at April 30, 2000 is shown below:

                                   ACQUISITION
                                       DATE                      COST
                                   ------------               ----------
Beacon Capital ..............         3/17/98                 $   97,925
Wheels Inc. .................         4/12/00                  3,691,079
                                                              ----------
                                                              $3,789,004
                                                              ==========

The market value of the total illiquid securities above is $3,806,779 which represents 4.48% of the total net assets.

Category percentages are based on net assets.

                                           See Notes to Financial Statements. 21

Generation Funds
Portfolio of Investments - April 30, 2000 (Unaudited)
Legacy
--------------------------------------------------------------------------------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------       ----------
COMMON STOCKS (42.2%)
UNITED STATES (30.5%)
AIR TRANSPORT (0.1%)
UAL Corp. + ............................          600         $   34,725
                                                              ----------
ALUMINUM (0.3%)
Alcoa Inc. .............................        1,222             79,277
Reynolds Metals Co. ....................          500             33,250
                                                              ----------
                                                                 112,527
                                                              ----------
AUTO PARTS AND HARDWARE (0.0%)
Audiovox Corp. + .......................          400             13,725
                                                              ----------
AUTOMOTIVE (0.2%)
Dura Automotive Systems, Inc. + ........          700             11,375
General Motors Corp. + .................          800             74,900
                                                              ----------
                                                                  86,275
                                                              ----------
BANKS AND THRIFTS (0.6%)
Astoria Financial Corp. ................        1,000             27,562
First United Bancshares, Inc. ..........        1,000             16,438
GBC Bancorp ............................        1,300             36,237
Golden State Bancorp, Inc. + ...........        2,200             33,825
Hamilton Bancorp Inc. + ................          700             12,863
Hudson United Bancorp ..................        2,000             45,125
PFF Bancorp, Inc. ......................          700              9,844
Provident Bankshares Corp. .............        2,730             40,779
UnionBanCal Corp. ......................          700             19,381
USBANCORP, Inc. ........................          600              3,263
                                                              ----------
                                                                 245,317
                                                              ----------
BIOTECH AND MEDICAL PRODUCTS (0.5%)
Abgenix, Inc. + ........................          300             26,869
CuraGen Corporation + ..................          200              5,325
INAMED Corporation + ...................        1,200             49,650
Myriad Genetics,  Inc. + ...............          200             12,875
Noven Pharmaceuticals, Inc. + ..........        2,000             23,500
PolyMedica Corp. + .....................          900             48,319
Varian, Inc. + .........................        1,500             54,562
                                                              ----------
                                                                 221,100
                                                              ----------
COMMERCIAL SERVICES (0.3%)
Diamond Technology Partners
 Incorporated + ........................          300             23,738
Direct Focus, Inc. + ...................        1,000             32,750
Paychex, Inc. ..........................        1,100             57,887
                                                              ----------
                                                                 114,375
                                                              ----------
COMPUTERS (1.1%)
Apple Computer, Inc. + .................        1,100            136,469
Harmonic Inc. + ........................          200             14,762
Hewlett Packard Co. ....................        1,100            148,500
Sun Microsystems, Inc. + ...............        2,100            193,069
                                                              ----------
                                                                 492,800
                                                              ----------
CONGLOMERATE AND AEROSPACE (0.4%)
Alliant Techsystems, Inc. + ............          400             27,850
Anixter International, Inc. + ..........        1,700             57,268
Boeing Co. .............................          900             35,719
Perkin-Elmer Inc. + ....................          500             27,375

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------       ----------
UNITED STATES (CONTINUED)
CONGLOMERATE AND AEROSPACE (CONTINUED)
Tenneco Automotive Inc. ................        4,400         $   39,050
                                                              ----------
                                                                 187,262
                                                              ----------
CONSUMER SERVICES (0.6%)
Aztar Corp. + ..........................        1,000             11,937
Host Marriott Corp. ....................        4,100             43,819
Isle of Capris Casinos, Inc. ...........        2,000             27,750
Jack in the Box Inc. + .................        1,100             26,950
Metris Companies, Inc. .................        1,000             37,500
MGM Grand, Inc. + ......................          700             20,650
Papa John's International, Inc. + ......        1,000             27,500
Sonic Corp. + ..........................          700             19,469
Station Casinos, Inc. + ................        1,500             42,750
                                                              ----------
                                                                 258,325
                                                              ----------
CONSUMER SPECIALTIES (0.1%)
JAKKS Pacific, Inc. + ..................        1,200             22,050
                                                              ----------
DATA AND IMAGING SERVICES (3.5%)
Adobe Systems, Inc. ....................        1,300            157,219
Advanced Digital Information Corp. + ...        1,200             29,475
BEA Systems, Inc. + ....................          800             38,600
BroadVision, Inc. + ....................          300             13,181
Cisco Systems, Inc. + ..................        3,500            242,649
Citrix Systems, Inc. + .................          400             24,425
Computer Associates International, Inc.         1,900            106,044
Electronic Data Systems Corp. ..........          900             61,875
EMC Corp. + ............................        1,100            152,831
F.Y.I. Incorporated + ..................        1,500             40,219
In Focus Systems, Inc. + ...............        1,900             56,881
MapInfo Corporation + ..................          400             11,850
Mercury Computer Systems, Inc. + .......          900             34,594
Microsoft Corp. + ......................        2,100            146,475
Netopia, Inc. + ........................          300             12,525
Oracle Corp. + .........................        3,100            247,806
PSW Technologies, Inc. + ...............          300              6,825
Puma Technology, Inc. + ................          200              6,125
QLogic Corp. + .........................          300             30,094
SERENA Software, Inc. + ................          750             16,406
Siebel Systems, Inc. + .................          200             24,575
Unify Corp. + ..........................        1,000             12,000
VERITAS Software Corp. + ...............          400             42,906
                                                              ----------
                                                               1,515,580
                                                              ----------
DISCRETIONARY RETAIL (1.6%)
American Eagle Outfitters, Inc. + ......          400              6,800
Best Buy Co., Inc. + ...................          700             56,525
Circuit City Stores, Inc. ..............        1,700             99,981
Finish Line, Inc. (The) + ..............        4,900             51,756
Genesco Inc. + .........................        2,000             25,875
Home Depot, Inc. .......................        2,300            128,944
Kohl's Corp. + .........................          800             38,400
Michaels Stores, Inc. + ................        1,200             47,325
Neiman Marcus Group, Inc. (The) + ......        1,000             25,750

22 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------       ----------
UNITED STATES (CONTINUED)
DISCRETIONARY RETAIL (CONTINUED)
PC Connection, Inc. + ..................          900         $   43,087
Sonic Automotive, Inc. + ...............        2,500             27,813
Spiegel, Inc. + ........................        2,500             20,625
The Limited, Inc. ......................        1,100             49,706
U.S. Wireless Corporation + ............          800             15,413
Wilsons The Leather Experts Inc. + .....        1,800             21,825
Zale Corp. + ...........................          500             20,625
                                                            ------------
                                                                 680,450
                                                            ------------
DRUGS (0.3%)
Allergan, Inc. .........................          300             17,662
Dura Pharmaceuticals, Inc. + ...........          800             10,400
Warner Lambert Co. .....................          800             91,050
                                                            ------------
                                                                 119,112
                                                            ------------
ELECTRIC UTILITIES (1.1%)
AES Corp. + ............................          900             80,944
Allegheny Energy, Inc. .................        1,600             48,600
Calpine Corp. + ........................          500             45,750
Constellation Energy Group .............        1,500             49,594
Energy East Corp. ......................        2,500             52,187
Florida Progress Corp. .................          800             39,200
NSTAR Corp..............................        1,300             57,281
RGS Energy Group Inc. ..................        2,500             58,750
Wisconsin Energy Corp. .................        2,000             42,750
                                                            ------------
                                                                 475,056
                                                            ------------
ELECTRICAL MACHINERY AND INSTRUMENTS (0.7%)
JDS Uniphase Corporation + .............          200             20,738
Lexmark International Group, Inc. + ....          500             59,000
PE Corp-PE Biosystems Group ............          300             18,000
Robotic Vision Systems, Inc. + .........        1,500             22,406
Technitrol, Inc. .......................        1,000             68,000
Tektronix, Inc. ........................        1,300             75,237
Zomax Inc. + ...........................          600             28,388
                                                            ------------
                                                                 291,769
                                                            ------------
FOOD AND BEVERAGE (0.2%)
Canandiagua Brands, Inc. + .............          300             15,113
Pepsi Bottling Group, Inc. .............        2,500             53,906
                                                            ------------
                                                                  69,019
                                                            ------------
FOOD AND DRUG RETAIL (0.1%)
Sysco Corp. ............................        1,500             56,438
                                                            ------------
FOREST PRODUCTS AND BUILDING MATERIALS (0.5%)
Johns Manville Corporation .............        5,100             53,231
Pope & Talbot, Inc. ....................        2,000             42,375
U.S. Can Corporation + .................        1,000             18,375
USG Corp. ..............................        1,500             62,625
Westvaco Corp. .........................        1,300             40,138
                                                            ------------
                                                                 216,744
                                                            ------------
GAS UTILITIES (0.4%)
El Paso Energy Corp. ...................          300             12,750
Energen Corp. ..........................        1,000             18,313
Enron Corp. ............................        1,200             83,625

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------       ----------
UNITED STATES (CONTINUED)
GAS UTILITIES (CONTINUED)
KeySpan Energy Corp. ...................        1,000         $   29,375
UGI Corporation ........................        1,500             30,656
                                                              ----------
                                                                 174,719
                                                              ----------
HEALTH SERVICES (0.1%)
Oxford Health Plans, Inc. + ............        3,100             58,900
                                                              ----------
HOUSING AND FURNISHINGS (0.1%)
Universal Electronics Inc. + ...........          500             10,250
Windmere-Durable Holdings, Inc. + ......          700             11,244
                                                              ----------
                                                                  21,494
                                                              ----------
INSURANCE (0.3%)
AMBAC, Inc. ............................          700             33,600
Mony Group Inc. + ......................        1,000             30,937
Penn Treaty American Corporation + .....        2,400             36,450
RenaissanceRe Holdings Ltd. ............          400             14,700
                                                              ----------
                                                                 115,687
                                                              ----------
INVESTMENT SERVICES (0.7%)
Affiliated Managers Group, Inc. + ......          500             20,063
Donaldson, Lufkin & Jenrette, Inc. .....          700             29,181
Lehman Brothers Holdings Inc. ..........        1,100             90,269
Merrill Lynch & Co., Inc. ..............          300             30,581
Morgan Stanley Dean Witter & Co. .......        1,200             92,100
Raymond James Financial, Inc. ..........        1,600             32,200
Tucker Anthony Sutro Corporation .......        1,600             26,800
                                                              ----------
                                                                 321,194
                                                              ----------
MAJOR TELECOMMUNICATIONS (0.2%)
Nextel Communications, Inc. + ..........          100             10,944
Sprint PCS + ...........................        1,300             71,500
                                                              ----------
                                                                  82,444
                                                              ----------
OIL (1.1%)
Amerada Hess Corp. .....................        1,700            108,163
Apache Corp. ...........................        2,830            137,078
Kerr-McGee Corp. .......................          400             20,700
Ocean Energy, Inc. + ...................        2,900             37,519
Penn Virginia Corp. ....................        2,400             43,200
Phillips Petroleum Co. .................          300             14,231
Ultramar Diamond Shamrock Corp. ........        2,500             61,875
Vintage Petroleum, Inc. + ..............        2,000             39,750
                                                              ----------
                                                                 462,516
                                                              ----------
OIL SERVICES (0.7%)
Atwood Oceanics, Inc. + ................          400             24,250
Helmerich & Payne, Inc. ................        2,000             62,625
Rowan Co., Inc. + ......................        3,700            103,369
Tosco Corp. ............................        3,300            105,806
Transocean Sedco Forex Inc. ............          400             18,800
                                                              ----------
                                                                 314,850
                                                              ----------
OTHER TELECOMMUNICATIONS (0.2%)
Aerial Communications, Inc. + ..........          600             26,512
LCC International, Inc. + ..............        1,000             24,437
Metricom, Inc. + .......................          200              5,613
Powertel, Inc. + .......................          200             13,450

                                       See Notes to Portfolio of Investments. 23

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
LEGACY (CONTINUED)
--------------------------------------------------------------------------------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------       ----------
UNITED STATES (CONTINUED)
OTHER TELECOMMUNICATIONS (CONTINUED)
Price Communications Corp. + ...........          700         $   14,175
Telephone & Data Systems, Inc. .........          100             10,200
                                                              ----------
                                                                  94,387
                                                              ----------
PRINT MEDIA (0.2%)
Dow Jones & Co., Inc. ..................          500             32,437
New York Times Co. .....................          900             37,069
                                                              ----------
                                                                  69,506
                                                              ----------
PRODUCER GOODS (0.5%)
Commercial Metals Co. ..................          800             23,500
Dover Corp. ............................          900             45,731
Millipore Corp. ........................          700             50,181
Pall Corp. .............................        2,000             44,625
United Stationers, Inc. + ..............        1,400             46,725
                                                              ----------
                                                                 210,762
                                                              ----------
REAL ESTATE INVESTMENT TRUSTS (4.9%)
Alexandria Real Estate Equities, Inc. ..          600             19,200
AMB Property Corp. .....................        1,500             33,094
Apartment Investment & Management Co. ..        1,900             75,525
Archstone Communities Trust ............        1,500             32,438
Arden Realty Group, Inc. ...............        1,100             24,475
Avalon Bay Communities, Inc. ...........        1,168             45,698
Beacon Capital + > .....................        2,300             40,940
Boston Properties, Inc. ................        3,800            132,525
Brandywine Realty Trust ................        1,000             17,375
BRE Properties, Inc. ...................        1,800             50,287
Capital Automotive REIT, Inc. ..........        1,600             22,300
CBL & Associates Properties, Inc. ......        1,400             32,813
Colonial Properties Trust ..............        1,300             32,419
Developers Diversified Realty Corp. ....        5,400             82,012
Duke-Weeks Realty Corp. ................        1,576             34,179
Eastgroup Properties, Inc. .............          800             16,650
Equity Office Properties Trust .........        4,500            122,344
Equity Residential Properties Trust ....        3,002            136,591
Essex Property Trust, Inc. .............          500             19,313
First Industrial Realty Trust, Inc. ....          500             15,031
General Growth Properties, Inc. ........        2,100             69,037
Glimcher Realty Trust ..................        1,800             24,750
Health Care Property Investors, Inc. ...        1,000             27,875
Healthcare Realty Trust, Inc. ..........          866             15,588
Highwood Properties, Inc. ..............        1,300             29,494
Home Properties of New York, Inc. ......        1,100             30,800
Hospitality Properties Trust ...........        1,600             35,600
Kimco Realty Corp. .....................        3,000            119,437
Koger Equity, Inc. .....................        1,100             19,250
Liberty Property Trust .................        1,200             29,700
Mack-Cali Realty Corp. .................        1,000             25,750
National Golf Properties, Inc. .........          300              5,738
Pacific Gulf Properties, Inc. ..........          500             10,750
Pan Pacific Retail Properties, Inc. ....          500              9,500
Parkway Properties, Inc. ...............          600             18,000

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------       ----------
UNITED STATES (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Post Properties, Inc. ..................        1,400         $   58,800
Prentiss Properties Trust ..............        2,200             52,250
ProLogis Trust .........................        4,400             86,625
PS Business Parks, Inc. ................        1,800             40,050
Shurgard Storage Centers, Inc. .........          300              7,856
Simon Property Group, Inc. .............        3,300             83,737
SL Green Realty Corp. ..................        2,200             56,512
Spieker Properties, Inc. ...............        2,300            101,919
Starwood Hotels & Resort Worldwide, Inc.        1,000             28,438
Summit Properties Inc. .................        2,000             39,875
Vornado Realty Trust ...................        1,900             65,560
Weingarten Realty Investors ............          600             24,300
                                                              ----------
                                                               2,102,400
                                                              ----------
SEMICONDUCTORS AND ELECTRONICS (8.5%)
Adaptec, Inc. + ........................          700             18,900
ADC Telecommunications, Inc. + .........        1,100             66,825
Advanced Micro Devices Corp. + .........        1,500            131,625
Altera Corp. + .........................          500             51,125
Analog Devices, Inc. + .................        1,300             99,856
Andrew Corp. + .........................        1,600             47,100
Applied Materials, Inc. + ..............        2,700            274,894
Applied Micro Circuits Corp. + .........          400             51,550
Arrow Electronics, Inc. + ..............        1,000             43,813
AVX Corp. ..............................          800             77,950
California Amplifier, Inc. + ...........          300              8,100
Cohu,  Inc. ............................        1,100             41,869
Comverse Technology, Inc. + ............        1,100             98,106
Conexant Systems, Inc. + ...............        1,300             77,837
Credence Systems Corp. + ...............          500             71,375
Digital Lightwave, Inc. + ..............          400             27,400
Elantec Semiconductor, Inc. + ..........        1,000             40,500
Integrated Electric Services Inc. + ....        1,300             62,481
Intel Corp. ............................        2,400            304,350
International Rectifier Corp. + ........          600             29,475
KEMET Corp. + ..........................          900             67,050
KLA Instruments Corp. + ................        2,400            179,700
Kopin Corporation + ....................          700             54,206
Lam Research Corporation + .............          300             13,763
Linear Technology Corp. ................        1,100             62,837
LSI Logic Corp. + ......................        1,600            100,000
LTX Corporation + ......................        1,200             54,900
MKS Instruments, Inc. + ................          200              9,400
Molex, Inc. ............................        1,050             57,684
National Semiconductor Corp. + .........        1,900            115,425
Natural MicroSystems Corporation + .....          700             45,588
Novellus Systems, Inc. + ...............          400             26,675
Photon Dynamics, Inc. + ................          500             37,000
PMC Sierra Inc. + ......................          200             38,375
Powerwave Technologies, Inc. + .........          200             41,613

24 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
UNITED STATES (CONTINUED)
SEMICONDUCTORS AND ELECTRONICS (CONTINUED)
QUALCOMM Inc. + ........................        1,200        $   130,125
RF Micro Devices, Inc. + ...............          200             20,813
SanDisk Corporation + ..................          300             27,488
Scientific-Atlanta, Inc. ...............        1,900            123,619
SDL, Inc. + ............................          200             39,000
Silicon Storage Technology, Inc. + .....          500             48,750
Solectron Corp. + ......................        1,156             54,115
Teradyne, Inc. + .......................        1,200            132,000
Texas Instruments, Inc. ................        1,200            195,450
Three-Five Systems, Inc. + .............          500             43,500
TriQuint Semiconductor, Inc. + .........          500             51,406
Vishay Intertechnology, Inc. + .........        1,100             92,262
Xilinx, Inc. + .........................        2,100            153,825
                                                             -----------
                                                               3,641,700
                                                             -----------
SPECIALTY CHEMICALS (0.1%)
Gentek, Inc. ...........................        1,500             20,156
Georgia Gulf Corp. .....................        1,500             36,094
                                                             -----------
                                                                  56,250
                                                             -----------
SURFACE TRANSPORT (0.2%)
Arkansas Best Corp. + ..................        2,100             27,169
Roadway Express, Inc. ..................          300              7,050
Yellow Corp. + .........................        1,800             34,312
                                                             -----------
                                                                  68,531
                                                             -----------
TEXTILES AND APPAREL (0.1%)
Guess?, Inc. + .........................          700             19,250
Liz Claiborne, Inc. ....................          900             41,681
                                                             -----------
                                                                  60,931
                                                             -----------
TOTAL UNITED STATES COMMON STOCKS
 (COST $11,657,992)                                           13,068,920
                                                             -----------
FOREIGN COMMON STOCKS (11.7%)
BRAZIL  (0.1%)
Embratel Participacoes S.A. (Other
 Telecommunications)....................        1,400             31,500
                                                             -----------
CANADA  (0.5%)
Alcan Aluminum Ltd. (Aluminum) .........          300              9,825
Nortel Networks Corp. (Semiconductors
 and Electronics) ......................        1,884            213,363
                                                             -----------
TOTAL CANADA                                                     223,188
                                                             -----------
DENMARK (0.7%)
Novo-Nordisk A/S (Drugs) ...............          400             53,780
Tele Danmark A/S (Other
 Telecommunications)....................        1,000             73,336
Vestas Wind Systems A/S
 (Producer Goods) + ....................          500            167,451
                                                             -----------
TOTAL DENMARK                                                    294,567
                                                             -----------
FINLAND (1.1%)
Comptel Oyj (Computer and Computer
 Software Stores) + ....................        6,000            135,930
JOT Automation Group Oyj (Electrical
 Machinery and Instruments) ............       17,800            128,958

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
FINLAND (CONTINUED)
Nokia Corp., ADR (Semiconductors and
 Electronics)...........................        2,800        $   159,250
Perlos Oyj (Semiconductors and
 Electronics) + ........................        1,300             48,276
                                                             -----------
TOTAL FINLAND                                                    472,414
                                                             -----------
FRANCE (1.1%)
Axa Financial, Inc. (Diversified
 Financial Services) ...................          200             29,727
Genset (Biotech and Medical Products) ..        1,600             45,600
Lagardere Sca (Diversified Financial
 Services)..............................          300             20,367
Schneider Electric SA (Electrical
 Machinery and Instruments) ............          800             52,491
Societe Television Francaise 1 (Major
 Telecommunications)....................          100             68,621
Total Fina SA (Oil Services) ...........          437             66,466
Vivendi (Conglomerate and Aerospace) ...        1,827            181,146
                                                             -----------
TOTAL FRANCE                                                     464,418
                                                             -----------
GERMANY (1.1%)
Buderus AG (Forest Products and Building
 Materials).............................        4,500             76,194
Deutsche Pfandbrief & Hypothekenbank AG
 (Banks and Thrifts) ...................        1,100            113,275
Infineon Technologies AG (Semiconductors
 and Electronics) ......................          500             34,629
Intershop Communications AG (Data and
 Imaging Services) + ...................          400            178,068
Siemens AG (Electrical Machinery and
 Instruments)...........................          600             88,742
                                                             -----------
TOTAL GERMANY                                                    490,908
                                                             -----------
HONG KONG (0.2%)
China Telecom Ltd., ADR (Other
 Telecommunications) + .................          600             88,012
                                                             -----------
IRELAND (0.1%)
Allied Irish Banks Plc (Investment
 Services)..............................        2,044             20,452
CRH Plc (Forest Products and Building
 Materials).............................        2,031             32,575
                                                             -----------
TOTAL IRELAND                                                     53,027
                                                             -----------
ITALY (0.2%)
Banca del Nazionale Lavoro (Banks and
 Thrifts) + ............................        8,300             27,230
Tiscali S.p.A. (Major
 Telecommunications) + .................        1,000             53,721
                                                             -----------
TOTAL ITALY                                                       80,951
                                                             -----------
JAPAN (2.0%)
Canon, Inc. (Semiconductors and
 Electronics)...........................        2,000             91,418
Crayfish Co., Ltd. (Data and Imaging
 Services) + ...........................          500              7,437
FamilyMart Co., Ltd. (Discretionary
 Retail)................................        1,800             65,954
Matsushita Electric Industrial Co., Ltd.
 (Electrical Machinery and Instruments)         3,000             79,389
Minebea Co. Ltd. (Semiconductors and
 Electronics)...........................        3,000             36,641
Murata Manufacturing Co., Ltd.
 (Semiconductors and Electronics) ......        1,000            194,310
NTT Mobile Communication Network, Inc.
 (Other Telecommunications) + ..........            2             66,805
Seino Transportation Co. Ltd. (Surface
 Transport).............................       12,000             54,962

                                           See Notes to Financial Statements. 25

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
LEGACY (CONTINUED)
--------------------------------------------------------------------------------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
JAPAN (CONTINUED)
Sekisui Chemical Co., Ltd. (Specialty
 Chemicals).............................        7,000        $    25,649
Shin-Etsu Chemical Co., Ltd. (Specialty
 Chemicals).............................        1,000             52,834
Softbank Corp. (Semiconductors and
 Electronics) +                                   600            148,045
Sony Corporation (Semiconductors and
 Electronics)...........................          400             46,098
                                                             -----------
TOTAL JAPAN                                                      869,542
                                                             -----------
MEXICO (0.1%)
Telefonos de Mexico SA, ADR (Other
 Telecommunications) + .................          800             47,050
                                                             -----------
NETHERLANDS (1.3%)
ING Groep NV (Diversified Financial
 Services)..............................        1,053             57,595
Koninklijke KPN NV (Major
 Telecommunications)....................          600             60,611
Philips Electronics NV (Heavy Machinery)        3,200            143,096
Royal Dutch Petroleum Co. (Oil) ........          300             17,213
STMicroelectronics (Semiconductors and
 Electronics)...........................          600            114,769
United Pan-Europe Communications N.V.
 (Other Telecommunications) + ..........        2,400             87,550
VNU UV (Print Media) ...................        1,200             64,356
                                                             -----------
TOTAL NETHERLANDS                                                545,190
                                                             -----------
SPAIN (0.4%)
Telefonica Publicidad e Informacion,
 S.A. (Consumer Services) + ............        1,900             75,319
Telefonica SA
 (Major Telecommunications) + ..........        3,366             75,091
                                                             -----------
TOTAL SPAIN                                                      150,410
                                                             -----------
SWEDEN (0.9%)
Ericsson, ADR (Semiconductors and
 Electronics)...........................        1,600            141,500
HiQ International AB
 (Data and Imaging Services) + .........          600             59,310
Information Highway AB (Computers) + ...        6,300             64,738
Telelogic AB
 (Major Telecommunications) + ..........       14,000            106,333
                                                             -----------
TOTAL SWEDEN                                                     371,881
                                                             -----------
SWITZERLAND (0.4%)
Fantastic Corp. (Data and Imaging
 Services) + ...........................        1,500             27,612
Gretag Imaging Group (Biotech and
 Medical Products) + ...................          200             40,280
Logitech International S.A. (Computer
 and Computer Software Stores) + .......          100             66,144
The Swatch Group AG (Consumer
 Specialties)...........................           50             53,706
                                                             -----------
TOTAL SWITZERLAND                                                187,742
                                                             -----------
UNITED KINGDOM (1.5%)
British Telecom Plc (Other
 Telecommunications)....................        5,006             90,162
Cable & Wireless Plc
 (Other Telecommunications) + ..........        3,511             58,402
Celltech Group Plc (Drugs) + ...........        1,200             19,754
Granada Group Plc (Electronic Media) + .           41                402
Lloyds Tsd Grp (Insurance) .............        4,000             39,308
Prudential Plc (Insurance) .............        2,700             41,658

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------      -----------
UNITED KINGDOM (CONTINUED)
Shire Pharmaceuticals Group Plc (Drugs)
 +......................................        1,412        $    56,833
Viatel, Inc. (Other Telecommunications)
 +......................................        3,900            149,175
Vodafone Group Plc (Other
 Telecommunications)....................       18,334             84,489
WPP Group Plc (Commercial Services) ....        6,100             98,698
                                                             -----------
TOTAL UNITED KINGDOM                                             638,881
                                                             -----------
TOTAL FOREIGN COMMON STOCKS
 (COST $3,766,788)                                             5,009,681
                                                             -----------
TOTAL COMMON STOCKS (COST $15,424,780)                        18,078,601
                                                             -----------
                                           PRINCIPAL
                                            AMOUNT
                                          -----------
LONG-TERM BONDS AND NOTES (35.7%)
CORPORATE BONDS (9.9%)
ABN AMRO Bank NV, 7.55%, 06/28/06 ......    $  40,000             39,600
Allstate Corp., 7.88%, 05/01/05 ........       25,000             24,873
AT&T Capital Corp., 6.75%, 02/04/02 ....      100,000             98,696
Bank of America Corp., 5.75%, 03/01/04 .       30,000             28,131
Capital Auto Receivables Asset
 Trust, 6.30%, 05/15/04.................      275,000            272,755
Capital One Bank, 6.66%, 06/19/00 ......      300,000            299,871
Chemical Master Credit Card
 Trust, 7.09%, 02/15/09.................      145,000            142,597
Citigroup Inc., 6.20%, 03/15/09 ........       20,000             18,214
Conoco Inc., 5.90%, 04/15/04 ...........       95,000             89,865
DaimlerChrysler NA Holdings
 Inc., 7.20%, 09/01/09..................      166,000            159,660
Diageo Capital Plc, 7.25%, 11/01/09 ....      100,000             98,794
Duke Energy Corp., 7.38%, 03/01/10 .....       50,000             49,313
Eastman Kodak Co., 6.50%, 08/15/01 .....       80,000             79,069
First Union National Bank, 7.88%, 02/15/10     35,000             34,712
Ford Motor Credit Corp., 7.38%, 10/28/09      150,000            144,993
Ford Motor Credit Corp., 7.50%, 03/15/05      100,000             98,910
General Electric Capital
 Corp., 6.81%, 11/03/03.................      120,000            117,991
General Motors Acceptance
 Corp., 7.75%, 01/19/10.................       60,000             59,254
GTE California Inc., 7.65%, 03/15/07 ...       65,000             64,678
GTE Corp., 9.38%, 12/01/00 .............      200,000            202,626
Honeywell International, 7.50%, 03/01/10      120,000            119,550
Household Finance Corp., 5.88%, 09/25/04      150,000            139,699
Household Finance Corp., 7.88%, 03/01/07       45,000             44,535
Lockheed Martin Corp., 8.50%, 12/01/29 .       95,000             92,923
MBNA Master Credit Card
 Trust, 6.40%, 01/18/05.................      300,000            294,750
MCI WorldCom, Inc., 6.95%, 08/15/28 ....       66,000             58,202
Mellon Bank NA, 7.63%, 09/15/07 ........       40,000             39,540
Morgan Stanley Dean Witter &
 Co., 7.13%, 01/15/03...................       75,000             74,176
Morgan Stanley Dean Witter &
 Co., 5.63%, 01/20/04...................       35,000             32,818
National Australia Bank, 6.40%, 12/10/07      300,000            272,970
National Rural Utilities, 5.50%, 01/15/05     115,000            105,787
Norwest Financial, Inc., 5.38%, 09/30/03      150,000            140,857
Pepsi Bottling Holdings
 Inc., 5.38%, 02/17/04..................       90,000             83,740
Raytheon Co., 8.30%, 03/01/10 ..........       40,000             39,440

26 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                           PRINCIPAL           MARKET
                                            AMOUNT             VALUE
                                          -----------        -----------
CORPORATE BONDS (CONTINUED)
Sempra Energy, 7.95%, 03/01/10 .........  $    50,000        $    50,413
Time Warner Inc., 8.11%, 08/15/06 ......       65,000             65,298
Tyco International Group
 SA, 6.13%, 01/15/09....................      160,000            140,704
U.S. West Communications
 Group, 5.63%, 11/15/08 ................       90,000             77,053
Vodafone Airtouch Plc, 7.63%, 02/15/05 .       60,000             59,775
Vodafone Airtouch Plc, 7.75%, 02/15/10 .       55,000             55,083
                                                             -----------
TOTAL CORPORATE BONDS (COST $4,379,221)                        4,257,710
                                                             -----------
FOREIGN OBLIGATIONS (0.4%)
Ontario (Province of), 6.00%, 02/21/06 .       45,000             41,917
Quebec Province Co., 5.75%, 02/15/09 ...      100,000             88,599
Quebec Province Co., 7.50%, 09/15/29 ...       40,000             39,114
                                                             -----------
TOTAL FOREIGN OBLIGATIONS (COST $175,513)                        169,630
                                                             -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (14.5%)
Federal Home Loan Mortgage
 Corp., 7.50%, 06/15/30 # ..............      625,000            612,206
Federal Home Loan Mortgage
 Corp., 8.00%, 07/15/29 # ..............      460,000            459,926
Federal National Mortgage
 Association, 5.75%, 03/15/09...........      854,000            766,995
Federal National Mortgage
 Association, 6.00%, 06/01/28...........      273,838            248,166
Federal National Mortgage
 Association, 6.00%, 12/01/28...........      184,274            166,998
Federal National Mortgage
 Association, 6.50%, 08/01/28...........      368,846            344,528
Federal National Mortgage
 Association, 6.63%, 09/15/09...........      815,000            776,923
Federal National Mortgage Association -
 Conventional Loan, 6.50%, 02/01/28 ....      343,278            320,965
Government National Mortgage
 Association, 6.50%, 02/15/26...........      186,838            175,570
Government National Mortgage
 Association, 6.50%, 01/15/29...........      767,945            719,227
Government National Mortgage
 Association, 6.50%, 02/15/29...........      296,285            277,489
Government National Mortgage
 Association, 7.00%, 04/15/27...........      359,637            346,151
Government National Mortgage
 Association, 7.00%, 02/15/28...........      192,907            185,551
Government National Mortgage
 Association, 7.00%, 02/15/28...........      278,094            267,490
Government National Mortgage
 Association, 7.50%, 12/15/23...........      456,418            450,572
Government National Mortgage
 Association, 8.00%, 07/15/24...........       97,817             98,184
                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED                   6,216,941
 SECURITIES (COST $6,472,601)                                -----------
U.S. GOVERNMENT OBLIGATIONS (10.9%)
U.S. Treasury Note, 5.25%, 08/15/03 ....      870,000            835,879
U.S. Treasury Note, 5.25%, 02/15/29 ....      175,000            153,727
U.S. Treasury Note, 5.50%, 03/31/03 ....    1,335,000          1,295,364
U.S. Treasury Note, 5.63%, 09/30/01 ....       20,000             19,712
U.S. Treasury Note, 5.88%, 11/15/04 ....      717,000            698,064

                                           PRINCIPAL           MARKET
                                            AMOUNT             VALUE
                                          -----------        -----------
U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
U.S. Treasury Note, 6.00%, 08/15/04 ....  $   190,000        $   186,021
U.S. Treasury Note, 6.00%, 08/15/09 ....    1,343,000          1,311,936
U.S. Treasury Note, 6.50%, 08/15/05 ....      110,000            109,691
U.S. Treasury Note, 7.50%, 02/15/05 ....       55,000             57,020
                                                             -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,737,229)            4,667,414
                                                             -----------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $15,764,564)                                           15,311,695
                                                             -----------
SHORT-TERM INVESTMENTS (28.0%)
CVS Corp., 6.15%, 05/17/00 * ...........    1,800,000          1,795,080
Dakota Cert Cccmt, 6.00%, 05/02/00 ++ ..    1,800,000          1,799,700
Federal Farm Credit Bank, 5.88%, 05/01/00   2,026,000          2,026,000
MCI Worldcom Inc., 6.08%, 05/08/00 ++ ..    1,700,000          1,697,990
Sears Roebuck Acceptance, 6.15%, 05/19/00   1,500,000          1,495,388
U.S. Treasury Bill, 5.57%, 05/18/00 @...    1,300,000          1,296,596
Wheels Inc., 6.20%, 05/15/00 > .........    1,900,000          1,895,419
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $12,006,173)                                           12,006,173
                                                             -----------
TOTAL INVESTMENTS (COST $43,195,517)(a)                       45,396,469
OTHER ASSETS LESS LIABILITIES                                 (2,521,658)
                                                             -----------
TOTAL NET ASSETS                                             $42,874,811
                                                             ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $43,494,085. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains............................                 $ 3,142,997

Unrealized losses...........................                  (1,240,613)
                                                             -----------

 Net unrealized gain........................                 $ 1,902,384
                                                             ===========

                                       See Notes to Portfolio of Investments. 27

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
LEGACY (CONTINUED)
--------------------------------------------------------------------------------

Notes to Portfolio of Investments (continued)

Information concerning open future contracts at April 30, 2000 is shown below.

                                 NO. OF      NOTIONAL      EXPIRATION     UNREALIZED
                               CONTRACTS       VALUE          DATE        GAIN/(LOSS)
                               ---------    ----------    ------------   ------------
    LONG CONTRACTS
----------------------
Russell 2000 Index Futures..       2        $  509,000       Jun 00        $ (94,100)

Swiss Bond 10 Yr............       4           267,783       Jun 00           (5,161)

CAC 40 Index Futures........       4           234,259       Jun 00            7,108

FTSE 100 Index Futures......       2           199,809       Jun 00           (6,040)

LT Euro Bond................       4           382,855       Jun 00            5,468

TOPIX Index Futures.........       3           460,097       Jun 00          (18,229)
                                            ----------                     ---------

                                            $2,053,803                     $(110,954)
                                            ==========                     =========

+  Non-income producing security.
> Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 2000.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2000.
#  When-issued or delayed delivery security.

Acquisition date and cost concerning illiquid securities at April 30, 2000 is shown below:

                                               ACQUISITION
                                                   DATE                      COST
                                               -----------                ----------
Beacon Capital............................       3/17/98                  $   34,650
Wheels Inc................................       4/12/00                   1,895,419
                                                                          ----------
                                                                          $1,930,069
                                                                          ==========

The market value of the total illiquid securities above is $1,936,359 which represents 4.52% of the total net assets.

Category percentages are based on net assets.

28 See Notes to Financial Statements.

GENERATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                  ASCENT         CROSSROADS        LEGACY
                                -----------     -----------      -----------
ASSETS:
Investments, at market value    $71,793,415     $89,150,831      $45,396,469
Cash ........................           283             592              507
Foreign currency ............        64,021           5,907           30,286
Receivable for:
 Dividends and interest .....        99,950         255,146          174,373
 Investments sold ...........       889,671         811,212          348,820
 Fund shares sold ...........        93,917         399,388           54,280
 Recoverable foreign taxes ..         7,276           6,927            3,284
 Variation margin ...........        71,911          68,591           25,252
 Reimbursement from
  Investment Adviser ........         6,205          11,989            9,836
Prepaid expenses ............           330             341              198
Gross unrealized gain on
 forward foreign currency
 exchange contracts .........         8,207           7,567            3,808
                                -----------     -----------      -----------
     Total assets ...........    73,035,186      90,718,491       46,047,113
                                -----------     -----------      -----------
LIABILITIES:
Payable for:
 Investments purchased ......     3,015,900       5,633,410        3,082,958
 Fund shares redeemed .......        16,024          24,836           11,117
Other liabilities ...........       109,744         120,231           77,787
Gross unrealized loss on
 forward foreign currency
 exchange contracts .........         2,050           1,451              440
                                -----------     -----------      -----------
     Total liabilities ......     3,143,718       5,779,928        3,172,302
                                -----------     -----------      -----------
      NET ASSETS ............   $69,891,468     $84,938,563      $42,874,811
                                ===========     ===========      ===========
NET ASSETS REPRESENTED BY:
Paid-in capital .............   $63,222,350     $79,978,864      $40,603,728
Net unrealized gain on
 investments, open futures
 contracts and foreign
 currency related
 transactions................     6,677,686       6,356,271        2,098,547
Undistributed net investment
 income......................       344,485         624,560          493,153
Accumulated net realized loss
 on investments .............      (353,053)     (2,021,132)        (320,617)
                                -----------     -----------      -----------
     NET ASSETS .............   $69,891,468     $84,938,563      $42,874,811
                                ===========     ===========      ===========

Cost of investments .........   $64,873,155     $82,616,126      $43,195,517
Cost of foreign currency ....   $    70,666     $     6,316      $    31,197

                                           See Notes to Financial Statements. 29

GENERATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                  ASCENT        CROSSROADS         LEGACY
                                -----------     -----------      -----------
CAPITAL SHARES, $.001 PAR VALUE:
Class I:
 Outstanding ................     3,561,727       4,424,243        2,535,475
 Net Assets .................   $43,827,841     $52,651,897      $26,971,550
 Net Asset Value, offering
  and redemption price per
  share (net assets divided by
  shares outstanding) .......   $     12.30     $     11.90      $     10.64
Class A:
 Outstanding ................     1,892,089       2,712,517        1,468,845
 Net Assets .................   $23,122,935     $32,014,604      $15,491,547
 Net Asset Value and
  redemption price per share
  (net assets divided by
  shares outstanding) .......   $     12.22     $     11.80      $     10.55
 Offering price (net asset
  value divided by 1 minus
  maximum sales load) .......   $     12.97     $     12.52      $     11.19
Class B:
 Outstanding ................        10,955           9,182           11,815
 Net Assets .................   $   134,332     $   108,841      $   125,163
 Net Asset Value, offering
  and redemption price per
  share (net assets divided by
  shares outstanding) .......   $     12.26     $     11.85      $     10.59
Class C:
 Outstanding ................       229,570          13,762           27,146
 Net Assets .................   $ 2,806,360     $   163,221      $   286,551
 Net Asset Value, offering
  and redemption price per
  share (net assets divided by
  shares outstanding) .......   $     12.22     $     11.86      $     10.56

30 See Notes to Financial Statements.

GENERATION FUNDS
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                         ASCENT     CROSSROADS       LEGACY
                                       ----------   -----------    ----------
INVESTMENT INCOME:
Dividends ...........................  $  434,514   $   373,476    $  141,524
Interest ............................     544,511       981,988       763,965
                                       ----------   -----------    ----------
                                          979,025     1,355,464       905,489
Foreign taxes withheld on dividends..      (6,002)       (5,076)       (1,838)
                                       ----------   -----------    ----------
     Total investment income ........     973,023     1,350,388       903,651
                                       ----------   -----------    ----------
INVESTMENT EXPENSES:
Investment advisory fees ............     266,124       300,343       156,622
Administrative services fees ........      33,265        37,543        19,578
Distribution plan fees - Class A ....      26,054        34,226        17,472
Distribution plan fees - Class B ....         454           400           461
Distribution plan fees - Class C ....      10,331           495         1,171
Shareholder services fees - Class B .         151           133           153
Shareholder services fees - Class C .       3,444           165           390
Printing and postage ................       4,195         4,273         2,725
Custody fees ........................      39,970        42,968        31,046
Transfer agent fees .................      15,629        12,880        12,798
Audit fees ..........................      11,810        11,841        11,672
Directors' fees .....................         954         1,012           536
Registration fees ...................       5,403         7,918         6,358
Miscellaneous expenses ..............       2,156         2,321         1,240
                                       ----------   -----------    ----------
Expenses before reimbursement and
 waiver from Investment Adviser .....     419,940       456,518       262,222
Expense reimbursement and waiver from
 Investment Adviser .................     (46,115)      (63,908)      (65,998)
                                       ----------   -----------    ----------
     Net investment expenses ........     373,825       392,610       196,224
                                       ----------   -----------    ----------
Net investment income ...............     599,198       957,778       707,427
                                       ----------   -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ........................    (617,114)   (2,190,306)     (448,574)
 Options Written ....................      74,728        56,913        38,426
 Futures and forward foreign currency
  exchange contracts ................     343,321       255,177       166,572
 Foreign currency related
  transactions.......................     (34,171)      (28,095)       (4,165)
                                       ----------   -----------    ----------
     Net realized loss on investments    (233,236)   (1,906,311)     (247,741)
                                       ----------   -----------    ----------
Net change in unrealized gain or loss on:
 Investments ........................   6,615,579     6,877,770     2,279,996
 Futures and forward foreign currency
  exchange contracts ................    (214,105)     (180,618)     (114,199)
 Foreign currency related
  transactions.......................       3,594        11,968         5,449
                                       ----------   -----------    ----------
     Net change in unrealized gain or
      loss on investments ...........   6,405,068     6,709,120     2,171,246
                                       ----------   -----------    ----------
Net realized and change in unrealized
 gain or loss on investments ........   6,171,832     4,802,809     1,923,505
                                       ----------   -----------    ----------
Net increase in net assets resulting
 from operations ....................  $6,771,030   $ 5,760,587    $2,630,932
                                       ==========   ===========    ==========

                                           See Notes to Financial Statements. 31

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          ASCENT
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000     YEAR ENDED
                                              (UNAUDITED)    OCTOBER 31, 1999
                                             --------------  ----------------
FROM OPERATIONS:
Net investment income .....................   $   599,198      $    918,077
Net realized gain (loss) on investments....      (233,236)        4,374,863
Net change in unrealized gain or loss on
 investments...............................     6,405,068           749,895
                                              -----------      ------------
 Net increase in net assets resulting from
  operations...............................     6,771,030         6,042,835
                                              -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (717,932)         (616,986)
 From net realized gains...................    (2,924,870)       (1,057,935)
Class A:
 From net investment income................      (301,955)          (56,893)
 From net realized gains...................    (1,336,475)         (103,034)
Class B:
 From net investment income................        (1,136)               --
 From net realized gains...................        (8,502)               --
Class C:
 From net investment income................       (27,407)           (1,622)
 From net realized gains...................      (193,511)           (3,811)
                                              -----------      ------------
 Decrease in net assets from distributions
  to shareholders..........................    (5,511,788)       (1,840,281)
                                              -----------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................     5,184,817        11,312,262
 Net asset value of shares issued upon
  reinvestment of distributions............     3,638,077         1,672,894
 Payments for shares redeemed..............    (7,768,240)      (12,558,349)
Class A:
 Proceeds from shares sold.................     6,876,079        15,254,404
 Net asset value of shares issued upon
  reinvestment of distributions............     1,638,315           159,927
 Payments for shares redeemed..............    (2,007,659)       (2,023,252)
Class B:
 Proceeds from shares sold.................        16,214           107,822
 Net asset value of shares issued upon
  reinvestment of distributions............           677                --
Class C:
 Proceeds from shares sold.................       119,409         2,575,574
 Net asset value of shares issued upon
  reinvestment of distributions............       220,919             1,886
 Payments for shares redeemed..............      (215,452)         (187,210)
                                              -----------      ------------
 Net increase in net assets from fund share
  transactions.............................     7,703,156        16,315,958
                                              -----------      ------------
Net change in net assets...................     8,962,398        20,518,512
NET ASSETS:
Beginning of period........................    60,929,070        40,410,558
                                              -----------      ------------
End of period..............................   $69,891,468      $ 60,929,070
                                              ===========      ============
End of period net assets includes
 undistributed net investment income.......   $   344,485      $    793,717
                                              ===========      ============

32 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          ASCENT
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000     YEAR ENDED
                                              (UNAUDITED)    OCTOBER 31, 1999
                                             --------------  ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................       420,699           951,283
 Number of shares issued upon reinvestment
  of distributions.........................       316,906           146,617
 Number of shares redeemed.................      (630,537)       (1,054,715)
                                              -----------      ------------
 Net increase..............................       107,068            43,185
                                              ===========      ============
Class A:
 Number of shares sold.....................       564,943         1,300,882
 Number of shares issued upon reinvestment
  of distributions.........................       143,586            14,078
 Number of shares redeemed.................      (163,988)         (171,727)
                                              -----------      ------------
 Net increase..............................       544,541         1,143,233
                                              ===========      ============
Class B:
 Number of shares sold.....................         1,318             9,578
 Number of shares issued upon reinvestment
  of distributions.........................            59                --
                                              -----------      ------------
 Net increase..............................         1,377             9,578
                                              ===========      ============
Class C:
 Number of shares sold.....................         9,976           221,902
 Number of shares issued upon reinvestment
  of distributions.........................        19,294               165
 Number of shares redeemed.................       (17,939)          (15,778)
                                              -----------      ------------
 Net increase..............................        11,331           206,289
                                              ===========      ============

                                           See Notes to Financial Statements. 33

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                        CROSSROADS
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000     YEAR ENDED
                                              (UNAUDITED)    OCTOBER 31, 1999
                                             --------------  ----------------
FROM OPERATIONS:
Net investment income .....................  $    957,778      $  1,208,354
Net realized gain (loss) on investments....    (1,906,311)        2,948,995
Net change in unrealized gain or loss on
 investments...............................     6,709,120           251,689
                                             ------------      ------------
 Net increase in net assets resulting from
  operations...............................     5,760,587         4,409,038
                                             ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................    (1,131,065)         (705,179)
 From net realized gains...................    (2,087,125)         (816,288)
Class A:
 From net investment income................      (410,723)          (65,730)
 From net realized gains...................      (802,920)          (79,579)
Class B:
 From net investment income................        (1,727)               --
 From net realized gains...................        (4,830)               --
Class C:
 From net investment income................        (1,442)           (3,022)
 From net realized gains...................        (5,112)           (4,365)
                                             ------------      ------------
 Decrease in net assets from distributions
  to shareholders..........................    (4,444,944)       (1,674,163)
                                             ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................    10,368,866        19,399,453
 Net asset value of shares issued upon
  reinvestment of distributions............     3,218,190         1,521,467
 Payments for shares redeemed..............   (10,096,418)      (12,557,870)
Class A:
 Proceeds from shares sold.................    19,757,558        15,537,698
 Net asset value of shares issued upon
  reinvestment of distributions............     1,213,593           145,122
 Payments for shares redeemed..............    (4,936,244)       (2,663,879)
Class B:
 Proceeds from shares sold.................         1,921           100,000
 Net asset value of shares issued upon
  reinvestment of distributions............            31                --
Class C:
 Proceeds from shares sold.................        49,693            77,647
 Net asset value of shares issued upon
  reinvestment of distributions............         6,224             4,090
 Payments for shares redeemed..............       (22,032)         (121,295)
                                             ------------      ------------
 Net increase in net assets from fund share
  transactions.............................    19,561,382        21,442,433
                                             ------------      ------------
Net change in net assets...................    20,877,025        24,177,308
NET ASSETS:
Beginning of period........................    64,061,538        39,884,230
                                             ------------      ------------
End of period..............................  $ 84,938,563      $ 64,061,538
                                             ============      ============
End of period net assets includes
 undistributed net investment income.......  $    624,560      $  1,211,739
                                             ============      ============

34 See Notes to Financial Statements.

                                                        CROSSROADS
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000     YEAR ENDED
                                              (UNAUDITED)    OCTOBER 31, 1999
                                             --------------  ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................       874,814         1,672,356
 Number of shares issued upon reinvestment
  of distributions.........................       285,300           135,121
 Number of shares redeemed.................      (853,578)       (1,085,184)
                                             ------------      ------------
 Net increase..............................       306,536           722,293
                                             ============      ============
Class A:
 Number of shares sold.....................     1,706,033         1,344,375
 Number of shares issued upon reinvestment
  of distributions.........................       108,454            12,969
 Number of shares redeemed.................      (420,607)         (229,882)
                                             ------------      ------------
 Net increase..............................     1,393,880         1,127,462
                                             ============      ============
Class B:
 Number of shares sold.....................           162             9,017
 Number of shares issued upon reinvestment
  of distributions.........................             3                --
                                             ------------      ------------
 Net increase..............................           165             9,017
                                             ============      ============
Class C:
 Number of shares sold.....................         4,122             6,823
 Number of shares issued upon reinvestment
  of distributions.........................           552               364
 Number of shares redeemed.................        (1,836)          (10,610)
                                             ------------      ------------
 Net increase (decrease)...................         2,838            (3,423)
                                             ============      ============

                                           See Notes to Financial Statements. 35

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                          LEGACY
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000     YEAR ENDED
                                              (UNAUDITED)    OCTOBER 31, 1999
                                             --------------  ----------------
FROM OPERATIONS:
Net investment income .....................   $   707,427       $   962,166
Net realized gain (loss) on investments....      (247,741)        1,121,222
Net change in unrealized gain or loss on
 investments...............................     2,171,246            22,808
                                              -----------       -----------
 Net increase in net assets resulting from
  operations...............................     2,630,932         2,106,196
                                              -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (669,406)         (507,672)
 From net realized gains...................      (768,976)         (492,687)
Class A:
 From net investment income................      (348,569)          (68,465)
 From net realized gains...................      (420,416)          (68,973)
Class B:
 From net investment income................        (2,510)               --
 From net realized gains...................        (4,005)               --
Class C:
 From net investment income................        (6,979)           (5,126)
 From net realized gains...................       (11,251)           (5,806)
                                              -----------       -----------
 Decrease in net assets from distributions
  to shareholders..........................    (2,232,112)       (1,148,729)
                                              -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................     5,786,336         9,029,462
 Net asset value of shares issued upon
  reinvestment of distributions............     1,437,775           999,942
 Payments for shares redeemed..............    (4,600,389)       (9,065,607)
Class A:
 Proceeds from shares sold.................     6,455,737        10,488,925
 Net asset value of shares issued upon
  reinvestment of distributions............       768,985           137,247
 Payments for shares redeemed..............    (2,258,997)       (2,223,171)
Class B:
 Proceeds from shares sold.................           414           118,744
 Net asset value of shares issued upon
  reinvestment of distributions............           981                --
Class C:
 Proceeds from shares sold.................        33,966           223,129
 Net asset value of shares issued upon
  reinvestment of distributions............        15,562             6,720
 Payments for shares redeemed..............       (69,075)         (103,010)
                                              -----------       -----------
 Net increase in net assets from fund share
  transactions.............................     7,571,295         9,612,381
                                              -----------       -----------
Net change in net assets...................     7,970,115        10,569,848
NET ASSETS:
Beginning of period........................    34,904,696        24,334,848
                                              -----------       -----------
End of period..............................   $42,874,811       $34,904,696
                                              ===========       ===========
End of period net assets includes
 undistributed net investment income.......   $   493,153       $   813,190
                                              ===========       ===========

36 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          LEGACY
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000     YEAR ENDED
                                              (UNAUDITED)    OCTOBER 31, 1999
                                             --------------  ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................       547,629           865,549
 Number of shares issued upon reinvestment
  of distributions.........................       141,652            97,938
 Number of shares redeemed.................      (435,312)         (870,781)
                                              -----------       -----------
 Net increase..............................       253,969            92,706
                                              ===========       ===========
Class A:
 Number of shares sold.....................       619,414         1,012,224
 Number of shares issued upon reinvestment
  of distributions.........................        76,364            13,535
 Number of shares redeemed.................      (216,588)         (214,733)
                                              -----------       -----------
 Net increase..............................       479,190           811,026
                                              ===========       ===========
Class B:
 Number of shares sold.....................            39            11,679
 Number of shares issued upon reinvestment
  of distributions.........................            97                --
                                              -----------       -----------
 Net increase..............................           136            11,679
                                              ===========       ===========
Class C:
 Number of shares sold.....................         3,114            21,618
 Number of shares issued upon reinvestment
  of distributions.........................         1,539               660
 Number of shares redeemed.................        (6,564)           (9,994)
                                              -----------       -----------
 Net increase (decrease)...................        (1,911)           12,284
                                              ===========       ===========

                                           See Notes to Financial Statements. 37

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers three funds (each a Fund; collectively, the Funds), Aetna Ascent Fund (Ascent), Aetna Crossroads Fund (Crossroads) and Aetna Legacy Fund (Legacy).

The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I: No sales charges or distribution fees.

  CLASS A: Generally, subject to a front-end sales charge; distribution fees of (0.25% of average net assets of the class per year).

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75%; service fees of 0.25%.

Shares in each class of each Fund were first made available to the public on the following dates:

         CLASS I          CLASS A            CLASS B          CLASS C
         -------          -------            -------          -------
     January 4, 1995  January 20, 1997    March 1, 1999    June 30, 1998

The following is each Fund's investment objective:

  ASCENT seeks to provide capital appreciation.

  CROSSROADS seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

  LEGACY seeks to provide total return consistent with preservation of capital.

Aeltus Investment Management, Inc., (Aeltus) serves as the investment adviser to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

--------------------------------------------------------------------------------

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities, with the exception of high yield securities, maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. High yield securities are priced at bid by external pricing sources or brokers making a market in the security. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board or Directors (Board).

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. FUTURES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds invest in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily.

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. DELAYED DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

E. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the fiscal year ended October 31, 1999, and intends to meet the requirements for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code
(Code). Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

F. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts, certain investments in foreign equity securities and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

G. LINE OF CREDIT

Certain series of the Company (including the Funds), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. For its services as Agent, Citibank, N.A. received an agent fee of $200,000. In addition, the revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the participating series will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The revolving credit facility became effective on November 30, 1999. No borrowings from the line of credit have been made as of April 30, 2000.

H. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICE AND DISTRIBUTION FEES

Each Fund paid Aeltus an investment advisory fee at an annual rate of 0.80% of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply.

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.40% of the average daily net assets associated with those shares. For the period November 1, 1999 through April 30, 2000, Aeltus paid ALIAC $230,343.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for Class A, Class B and Class C shares. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund and 0.75% of the average daily net assets of Class B and Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A, Class B and Class C shares.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees incurred in connection with Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 2000 to reimburse each Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's total return. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the year ended April 30, 2000 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2000 were:

                                     COST OF PURCHASES      PROCEEDS FROM SALES
                                     -----------------      -------------------
Ascent                                  $63,387,961             $68,564,284
Crossroads                               78,247,889              65,779,331
Legacy                                   24,910,742              23,813,518

6. OPTIONS

All Funds may invest in options. For the period ended April 30, 2000, the following reflects the written put activity:

                                               PUT OPTIONS WRITTEN
                                 ----------------------------------------------
                                    NUMBER OF        PREMIUM        REALIZED
ASCENT                              CONTRACTS        RECEIVED      GAIN (LOSS)
                                 ----------------------------------------------
Outstanding October 31, 1999            --           $     --       $    --
Written                                 54            103,788            --
Closed                                 (20)           (38,440)        9,380
Expired                                (34)           (65,348)       65,348
                                 ----------------------------------------------
Outstanding April 30, 2000              --           $     --       $74,728
                                 ----------------------------------------------

                                               PUT OPTIONS WRITTEN
                                 ----------------------------------------------
                                    NUMBER OF        PREMIUM        REALIZED
CROSSROADS                          CONTRACTS        RECEIVED      GAIN (LOSS)
                                 ----------------------------------------------
Outstanding October 31, 1999            --           $     --       $    --
Written                                 39             74,958            --
Closed                                 (15)           (28,830)       10,785
Expired                                (24)           (46,128)       46,128
                                 ----------------------------------------------
Outstanding April 30, 2000              --           $     --       $56,913
                                 ----------------------------------------------

                                               PUT OPTIONS WRITTEN
                                 ----------------------------------------------
                                    NUMBER OF        PREMIUM        REALIZED
LEGACY                              CONTRACTS        RECEIVED      GAIN (LOSS)
                                 ----------------------------------------------
Outstanding October 31, 1999            --           $     --       $    --

Written                                 25             48,050            --
Closed                                  (8)           (15,376)        5,752
Expired                                (17)           (32,674)       32,674
                                 ----------------------------------------------
Outstanding April 30, 2000              --           $     --       $38,426
                                 ----------------------------------------------

7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As of April 30, 2000 the Funds had the following open foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. Ascent, Crossroads and Legacy had net unrealized gains of $6,157, $6,116 and $3,368 respectively, on these contracts, which are included in the accompanying financial statements. The terms of the open contracts are as follows:


 EXCHANGE                          CONTRACTS      IN EXCHANGE      CONTRACTS     UNREALIZED
   DATE      TYPE  CURRENCY   TO RECIEVER/DELIVER     FOR          AT VALUE      GAIN (LOSS)
   ----      ----  --------   -------------------     ---          --------      -----------

 ASCENT
 ------
 5/18/00     Buy      HKD            170,000        $ 21,684       $ 21,822        $   138
 5/18/00     Sell     HKD            170,000          21,671         21,822           (151)
 5/30/00     Sell     JPY         12,170,000         111,304        113,203         (1,899)
 5/30/00     Sell     JPY         11,219,375         105,366        104,361          1,005
 7/17/00     Sell     JPY         32,412,500         311,060        303,996          7,064
                                                                                   -------
                                                                                   $ 6,157
                                                                                   =======

 CROSSROADS
 ----------

 5/18/00     Buy      HKD            140,000        $ 17,858       $ 17,971        $   113
 5/18/00     Sell     HKD            140,000          17,847         17,971           (124)
 5/30/00     Sell     JPY          8,500,000          77,739         79,066         (1,327)
 7/17/00     Sell     EURO        34,197,500         328,192        320,738          7,454
                                                                                   -------
                                                                                   $ 6,116
                                                                                   =======
 LEGACY
 ------

  5/1/00     Sell     JPY          2,860,000        $ 26,885       $ 26,854        $    31
 5/30/00     Sell     JPY          2,820,000          25,791         26,231           (440)
 7/17/00     Sell     JPY         17,332,950         166,342        162,565          3,777
                                                                                   -------
                                                                                   $ 3,368
                                                                                   =======

8. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 14.8 billion shares. Of those 14.8 billion, each of the Funds have been allocated 100 million shares each of Class I, Class A, Class B and Class C. As of April 30, 2000, the following shares of the Funds were owned by ALIAC and its affiliates:

                               CLASS I    CLASS A    CLASS B    CLASS C
                               -------    -------    -------    -------
     Ascent                   2,900,419      --       8,921        --
     Crossroads               3,412,558      --       9,017        --
     Legacy                   1,798,860      --       9,921        --

GENERATION FUNDS
FINANCIAL HIGHLIGHTS
ASCENT
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                              PERIOD FROM
                                       SIX MONTH                                                            JANUARY 4, 1995
                                      PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                     APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,        OPERATIONS)
               CLASS I                (UNAUDITED)       1999         1998         1997         1996       TO OCTOBER 31, 1995
-----------------------------------  --------------  ----------   -----------  -----------  -----------   -------------------
Net asset value, beginning of period    $ 12.14        $ 11.14      $ 14.48      $ 12.57      $ 11.67           $ 10.00
                                        -------        -------      -------      -------      -------           -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..............      0.09           0.22+        0.24+        0.21+        0.21+             0.25+
 Net realized and change in
  unrealized gain or loss on
  investments........................      1.18           1.27        (0.41)        2.92         2.04              1.42
                                        -------        -------      -------      -------      -------           -------
   Total income from investment
    operations.......................      1.27           1.49        (0.17)        3.13         2.25              1.67
                                        -------        -------      -------      -------      -------           -------
LESS DISTRIBUTIONS:
 From net investment income .........     (0.22)         (0.18)       (0.41)       (0.25)       (0.38)               --
 From net realized gains on
  investments........................     (0.89)         (0.31)       (2.76)       (0.97)       (0.97)               --
                                        -------        -------      -------      -------      -------           -------
   Total distributions ..............     (1.11)         (0.49)       (3.17)       (1.22)       (1.35)               --
                                        -------        -------      -------      -------      -------           -------
Net asset value, end of period ......   $ 12.30        $ 12.14      $ 11.14      $ 14.48      $ 12.57           $ 11.67
                                        =======        =======      =======      =======      =======           =======

Total return ........................     11.06%         13.66%       (1.90)%      26.59%       20.94%            16.70%
Net assets, end of period (000's) ...   $43,828        $41,936      $38,012      $27,359      $25,752           $20,433
Ratio of net investment expenses to
 average net assets .................      1.00%(1)       1.20%        1.24%        1.52%        1.73%             1.38%(1)
Ratio of net investment income to
 average net assets .................      1.92%(1)       1.86%        2.00%        1.53%        1.69%             2.80%(1)
Ratio of expenses before
 reimbursement and waiver to average
 net assets .........................      1.14%(1)       1.26%        1.43%        1.61%          --                --
Portfolio turnover rate .............    118.42%        131.62%      105.08%      162.80%      104.84%           164.09%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

44 See Notes to Financial Statements.

ASCENT
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                       PERIOD FROM
                          SIX MONTH                                  JANUARY 20,1997
                         PERIOD ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                        APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS A           (UNAUDITED)       1999         1998       TO OCTOBER 31, 1997
----------------------  --------------  -----------  -----------   -------------------
Net asset value,
 beginning of period..    $ 12.06        $ 11.09       $ 14.42           $ 12.50
                          -------        -------       -------           -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income       0.17           0.19+         0.20+             0.15+
 Net realized and
  change in unrealized
  gain or loss on
  investments.........       1.08           1.26         (0.40)             1.77
                          -------        -------       -------           -------
   Total income from
    investment
    operations........       1.25           1.45         (0.20)             1.92
                          -------        -------       -------           -------
LESS DISTRIBUTIONS:
 From net investment
  income..............      (0.20)         (0.17)        (0.37)               --
 From net realized
  gains on investments      (0.89)         (0.31)        (2.76)               --
                          -------        -------       -------           -------
   Total distributions      (1.09)         (0.48)        (3.13)               --
                          -------        -------       -------           -------
Net asset value, end
 of period ...........    $ 12.22        $ 12.06       $ 11.09           $ 14.42
                          =======        =======       =======           =======

Total return .........      10.97%         13.35%        (2.17)%           15.36%
Net assets, end of
 period (000's) ......    $23,123        $16,252       $ 2,266           $   886
Ratio of net
 investment expenses
 to average net assets       1.25%(1)       1.45%         1.53%             2.08%(1)
Ratio of net
 investment income to
 average net assets ..       1.67%(1)       1.61%         1.71%             1.11%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........       1.39%(1)       1.51%         1.72%             2.35%(1)
Portfolio turnover
 rate.................     118.42%        131.62%       105.08%           162.80%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 45

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
ASCENT
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...    $ 12.06             $ 11.21
                                            -------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.06                0.07+
 Net realized and change in unrealized
  gain or loss on investments ..........       1.15                0.78
                                            -------             -------
   Total income from investment
    operations..........................       1.21                0.85
                                            -------             -------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.12)                 --
 From net realized gains on investments.      (0.89)                 --
                                            -------             -------
   Total distributions .................      (1.01)                 --
                                            -------             -------
Net asset value, end of period .........    $ 12.26             $ 12.06
                                            =======             =======

Total return ...........................      10.55%               7.58%
Net assets, end of period (000's) ......    $   134             $   116
Ratio of net investment expenses to
 average net assets ....................       2.00%(1)            2.20%(1)
Ratio of net investment income to
 average net assets ....................       0.92%(1)            0.86%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......       2.14%(1)            2.26%(1)
Portfolio turnover rate ................     118.42%             131.62%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

46 See Notes to Financial Statements.

ASCENT
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                      JUNE 30, 1998
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................    $ 12.03        $ 11.11           $ 12.49
                               -------        -------           -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income ....       0.08           0.10+             0.04+
 Net realized and change in
  unrealized gain or loss on
  investments..............       1.13           1.26             (1.42)
                               -------        -------           -------
   Total income from
    investment operations .       1.21           1.36             (1.38)
                               -------        -------           -------
LESS DISTRIBUTIONS:
 From net investment income      (0.13)         (0.13)               --
 From net realized gains on
  investments..............      (0.89)         (0.31)               --
                               -------        -------           -------
   Total distributions ....      (1.02)         (0.44)               --
                               -------        -------           -------
Net asset value, end of
 period....................    $ 12.22        $ 12.03           $ 11.11
                               =======        =======           =======

Total return ..............      10.55%         12.47%           (11.05)%
Net assets, end of period
 (000's)...................    $ 2,806        $ 2,626           $   133
Ratio of net investment
 expenses to average net
 assets....................       2.00%(1)       2.20%             2.23%(1)
Ratio of net investment
 income to average net
 assets....................       0.92%(1)       0.86%             1.01%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....       2.14%(1)       2.26%             2.42%(1)
Portfolio turnover rate ...     118.42%        131.62%           105.08%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 47

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
CROSSROADS
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                               PERIOD FROM
                                        SIX MONTH                                                            JANUARY 4, 1995
                                       PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                      APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
               CLASS I                 (UNAUDITED)       1999         1998         1997         1996       TO OCTOBER 31, 1995
------------------------------------- --------------  -----------  -----------  -----------  -----------   -------------------
Net asset value, beginning of period    $ 11.76         $ 11.08      $ 13.29      $ 12.16      $ 11.53           $ 10.00
                                        -------         -------      -------      -------      -------           -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..............      0.13            0.30+        0.31+        0.27+        0.25+             0.29+
 Net realized and change in
  unrealized gain or loss on
  investments........................      0.83            0.83        (0.37)        2.16         1.64              1.24
                                        -------         -------      -------      -------      -------           -------
   Total income from investment
    operations.......................      0.96            1.13        (0.06)        2.43         1.89              1.53
                                        -------         -------      -------      -------      -------           -------
LESS DISTRIBUTIONS:
 From net investment income .........     (0.29)          (0.21)       (0.45)       (0.30)       (0.44)               --
 From net realized gains on
  investments........................     (0.53)          (0.24)       (1.70)       (1.00)       (0.82)               --
                                        -------         -------      -------      -------      -------           -------
   Total distributions ..............     (0.82)          (0.45)       (2.15)       (1.30)       (1.26)               --
                                        -------         -------      -------      -------      -------           -------
Net asset value, end of period ......   $ 11.90         $ 11.76      $ 11.08      $ 13.29      $ 12.16           $ 11.53
                                        =======         =======      =======      =======      =======           =======

Total return ........................      8.56%          10.31%       (0.87)%      21.65%       17.66%            15.30%
Net assets, end of period (000's) ...   $52,652         $48,440      $37,620      $26,028      $22,947           $20,370
Ratio of net investment expenses to
 average net assets .................      0.95%(1)        1.20%        1.24%        1.57%        1.74%             1.40%(1)
Ratio of net investment income to
 average net assets .................      2.64%(1)        2.54%        2.61%        2.13%        2.18%             3.26%(1)
Ratio of expenses before
 reimbursement and waiver to average
 net assets .........................      1.12%(1)        1.28%        1.40%        1.66%          --                --
Portfolio turnover rate .............    102.77%         124.90%      115.65%      161.75%      107.40%           166.93%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

48 See Notes to Financial Statements.

CROSSROADS
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                               PERIOD FROM
                                 SIX MONTH                                  JANUARY 20, 1997
                                PERIOD ENDED    YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                               APRIL 30, 2000   OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS A                  (UNAUDITED)        1999         1998       TO OCTOBER 31, 1997
----------------------         --------------   -----------  -----------   -------------------
Net asset value,
 beginning of period .........    $ 11.67         $ 11.01      $ 13.22           $ 11.67
                                  -------         -------      -------           -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......       0.23            0.27+        0.27+             0.30+
 Net realized and change in
  unrealized gain or loss on
  investments.................       0.70            0.83        (0.37)             1.25
                                  -------         -------      -------           -------
   Total income from
    investment operations.....       0.93            1.10        (0.10)             1.55
                                  -------         -------      -------           -------
LESS DISTRIBUTIONS:
 From net investment income...      (0.27)          (0.20)       (0.41)               --
 From net realized
  gains on investments .......      (0.53)          (0.24)       (1.70)               --
                                  -------         -------      -------           -------
   Total distributions ......       (0.80)          (0.44)       (2.11)               --
                                  -------         -------      -------           -------
Net asset value, end
 of period ...................    $ 11.80         $ 11.67      $ 11.01           $ 13.22
                                  =======         =======      =======           =======

Total return .................       8.39%          10.10%       (1.17)%           13.28%
Net assets, end of
 period (000's) ..............    $32,015         $15,389      $ 2,105           $   547
Ratio of net investment
 expenses to average
 net assets ..................       1.20%(1)        1.45%        1.52%             2.11%(1)
Ratio of net
 investment income to
 average net assets ..........       2.39%(1)        2.29%        2.33%             1.64%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..................       1.37%(1)        1.53%        1.68%             2.41%(1)
Portfolio turnover rate.......     102.77%         124.90%      115.65%           161.75%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 49

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
CROSSROADS
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...     $ 11.68             $ 11.09
                                             -------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................        0.09                0.12+
 Net realized and change in unrealized
  gain or loss on investments ..........        0.80                0.47
                                             -------             -------
   Total income from investment
    operations..........................        0.89                0.59
                                             -------             -------
LESS DISTRIBUTIONS:
 From net investment income ............       (0.19)                 --
 From net realized gains on investments.       (0.53)                 --
                                             -------             -------
   Total distributions .................       (0.72)                 --
                                             -------             -------
Net asset value, end of period .........     $ 11.85             $ 11.68
                                             =======             =======

Total return ...........................        7.97%               5.32%
Net assets, end of period (000's) ......     $   109             $   105
Ratio of net investment expenses to
 average net assets ....................        1.95%(1)            2.20%(1)
Ratio of net investment income to
 average net assets ....................        1.64%(1)            1.54%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......        2.12%(1)            2.28%(1)
Portfolio turnover rate ................      102.77%             124.90%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

50 See Notes to Financial Statements.

CROSSROADS
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                      JUNE 30, 1998
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------
Net asset value, beginning
 of period ................    $ 11.65        $ 11.04           $ 12.18
                               -------        -------           -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      (0.10)          0.18+             0.06+
 Net realized and change in
  unrealized gain or loss on
  investments..............       0.99           0.83             (1.20)
                               -------        -------           -------
   Total income from
    investment operations .       0.89           1.01             (1.14)
                               -------        -------           -------
LESS DISTRIBUTIONS:
 From net investment income      (0.15)         (0.16)               --
 From net realized gains on
  investments..............      (0.53)         (0.24)               --
                               -------        -------           -------
   Total distributions ....      (0.68)         (0.40)               --
                               -------        -------           -------
Net asset value, end of
 period....................    $ 11.86        $ 11.65           $ 11.04
                               =======        =======           =======

Total return ..............       7.97%          9.30%            (9.36)%
Net assets, end of period
 (000's)...................    $   163        $   127           $   158
Ratio of net investment
 expenses to average net
 assets....................       1.95%(1)       2.20%             2.24%(1)
Ratio of net investment
 income to average net
 assets....................       1.64%(1)       1.54%             1.61%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....       2.12%(1)       2.28%             2.40%(1)
Portfolio turnover rate ...     102.77%        124.90%           115.65%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 51

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
LEGACY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                                PERIOD FROM
                                         SIX MONTH                                                            JANUARY 4, 1995
                                        PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                       APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
               CLASS I                  (UNAUDITED)       1999         1998         1997         1996       TO OCTOBER 31, 1995
-------------------------------------  --------------  -----------  -----------  -----------  -----------  ---------------------

Net asset value, beginning of period     $ 10.57        $ 10.21      $ 12.15       $ 11.64      $ 11.41           $ 10.00
                                         -------        -------      -------       -------      -------           -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..............       0.13           0.34+        0.35+         0.32+        0.29+             0.33+
 Net realized and change in
  unrealized gain or loss on
  investments........................       0.58           0.46        (0.07)         1.41         1.20              1.08
                                         -------        -------      -------       -------      -------           -------
   Total income from investment
    operations.......................       0.71           0.80         0.28          1.73         1.49              1.41
                                         -------        -------      -------       -------      -------           -------
LESS DISTRIBUTIONS:
 From net investment income .........      (0.30)         (0.22)       (0.60)        (0.33)       (0.50)               --
 From net realized gains on
  investments........................      (0.34)         (0.22)       (1.62)        (0.89)       (0.76)               --
                                         -------        -------      -------       -------      -------           -------
   Total distributions ..............      (0.64)         (0.44)       (2.22)        (1.22)       (1.26)               --
                                         -------        -------      -------       -------      -------           -------
Net asset value, end of period ......    $ 10.64        $ 10.57      $ 10.21       $ 12.15      $ 11.64           $ 11.41
                                         =======        =======      =======       =======      =======           =======

Total return ........................       7.02%          7.99%        2.51%        15.94%       14.11%            14.10%
Net assets, end of period (000's) ...    $26,972        $24,107      $22,352       $18,313      $22,326           $19,651
Ratio of net investment expenses to
 average net assets .................       0.90%(1)       1.20%        1.24%         1.63%        1.73%             1.42%(1)
Ratio of net investment income to
 average net assets .................       3.70%(1)       3.23%        3.26%         2.77%        2.62%             3.75%(1)
Ratio of expenses before
 reimbursement and waiver to average
 net assets .........................       1.24%(1)       1.45%        1.67%         1.75%          --                --
Portfolio turnover rate .............      76.25%        119.85%      115.12%       158.71%       91.62%           179.88%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

52 See Notes to Financial Statements.

LEGACY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                       PERIOD FROM
                          SIX MONTH                                 JANUARY 20, 1997
                         PERIOD ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                        APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS A           (UNAUDITED)       1999         1998       TO OCTOBER 31, 1997
----------------------  --------------  -----------  -----------   -------------------
Net asset value,
 beginning of period..    $ 10.48        $ 10.15      $ 12.09           $ 11.01
                          -------        -------      -------           -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income       0.25           0.31+        0.31+             0.29+
 Net realized and
  change in unrealized
  gain or loss on
  investments.........       0.44           0.46        (0.06)             0.79
                          -------        -------      -------           -------
   Total income from
    investment
    operations........       0.69           0.77         0.25              1.08
                          -------        -------      -------           -------
LESS DISTRIBUTIONS:
 From net investment
  income..............      (0.28)         (0.22)       (0.57)               --
 From net realized
  gains on investments      (0.34)         (0.22)       (1.62)               --
                          -------        -------      -------           -------
   Total distributions      (0.62)         (0.44)       (2.19)               --
                          -------        -------      -------           -------
Net asset value, end
 of period ...........    $ 10.55        $ 10.48      $ 10.15           $ 12.09
                          =======        =======      =======           =======

Total return .........       6.94%          7.65%        2.29%             9.81%
Net assets, end of
 period (000's) ......    $15,492        $10,371      $ 1,812           $   481
Ratio of net
 investment expenses
 to average net assets       1.15%(1)       1.45%        1.53%             2.21%(1)
Ratio of net
 investment income to
 average net assets ..       3.45%(1)       2.98%        2.97%             2.39%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........       1.49%(1)       1.70%        1.96%             2.50%(1)
Portfolio turnover
 rate.................      76.25%        119.85%      115.12%           158.71%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 53

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
LEGACY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...     $10.49             $ 10.08
                                             ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.18                0.16+
 Net realized and change in unrealized
  gain or loss on investments ..........       0.48                0.25
                                             ------             -------
   Total income from investment
    operations..........................       0.66                0.41
                                             ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.22)                 --
 From net realized gains on investments       (0.34)                 --
                                             ------             -------
   Total distributions .................      (0.56)                 --
                                             ------             -------
Net asset value, end of period .........     $10.59             $ 10.49
                                             ======             =======

Total return ...........................       6.51%               4.07%
Net assets, end of period (000's) ......     $  125             $   123
Ratio of net investment expenses to
 average net assets ....................       1.90%(1)            2.20%(1)
Ratio of net investment income to
 average net assets ....................       2.70%(1)            2.23%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......       2.24%(1)            2.45%(1)
Portfolio turnover rate ................      76.25%             119.85%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

54 See Notes to Financial Statements.

LEGACY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                      JUNE 30, 1998
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................     $10.46        $ 10.18           $ 10.72
                                ------        -------           -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....       0.10           0.23+             0.08+
 Net realized and change in
  unrealized gain or loss on
  investments..............       0.55           0.46             (0.62)
                                ------        -------           -------
   Total income from
    investment operations..       0.65           0.69             (0.54)
                                ------        -------           -------
LESS DISTRIBUTIONS:
 From net investment income      (0.21)         (0.19)               --
 From net realized gains on
  investments..............      (0.34)         (0.22)               --
                                ------        -------           -------
   Total distributions ....      (0.55)         (0.41)               --
                                ------        -------           -------
Net asset value, end of
 period....................     $10.56        $ 10.46           $ 10.18
                                ======        =======           =======

Total return ..............       6.50%          6.88%            (5.04)%
Net assets, end of period
 (000's)...................     $  287        $   304           $   171
Ratio of net investment
 expenses to average net
 assets....................       1.90%(1)       2.20%             2.24%(1)
Ratio of net investment
 income to average net
 assets....................       2.70%(1)       2.23%             2.26%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....       2.24%(1)       2.45%             2.67%(1)
Portfolio turnover rate ...      76.25%        119.85%           115.12%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 55